JPMorgan Income Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.7%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.50%, 12/1/2024 (a)	471	457
7.50%, 3/15/2025 (a)	4,334	4,164
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	3,904	3,533
4.13%, 4/15/2029 (a)	3,625	3,244
Howmet Aerospace, Inc.
6.88%, 5/1/2025	27	29
5.90%, 2/1/2027	3,179	3,360
6.75%, 1/15/2028	118	126
5.95%, 2/1/2037	110	110
Spirit AeroSystems, Inc. 5.50%, 1/15/2025 (a)	325	321
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,267	7,392
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	945	979
6.25%, 9/15/2024 (a)	2,566	2,449
7.75%, 8/15/2025	3,055	2,632
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	2,510	1,230
9.00%, 11/15/2026 (a)	5,774	3,060
		33,086
Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	8,571	8,478
5.75%, 4/20/2029 (a)	7,746	7,484
United Airlines, Inc.
4.38%, 4/15/2026 (a)	3,833	3,699
4.63%, 4/15/2029 (a)	1,273	1,194
		20,855
Auto Components — 0.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	3,620	3,367
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,298	3,155
5.88%, 6/1/2029 (a)	8,796	8,814
3.75%, 1/30/2031 (a)	9,027	7,729
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,267	2,182
6.50%, 4/1/2027	5,070	4,817
6.88%, 7/1/2028	2,380	2,278
5.00%, 10/1/2029	5,030	4,469
Clarios Global LP
6.75%, 5/15/2025 (a)	2,915	2,933
6.25%, 5/15/2026 (a)	7,187	7,209
8.50%, 5/15/2027 (a)	5,935	5,915
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	265	266

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — continued
5.63%, 11/15/2026 (a)	884	442
Dana, Inc.
5.38%, 11/15/2027	2,745	2,606
5.63%, 6/15/2028	2,747	2,660
4.25%, 9/1/2030	1,724	1,503
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,641
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,473	3,408
5.00%, 7/15/2029	7,648	7,003
5.25%, 4/30/2031	8,465	7,714
Icahn Enterprises LP 6.25%, 5/15/2026	2,691	2,705
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (b)	4,960	4,551
Tenneco, Inc.
5.38%, 12/15/2024	665	635
5.00%, 7/15/2026	2,718	2,548
7.88%, 1/15/2029 (a)	1,459	1,461
5.13%, 4/15/2029 (a)	1,663	1,630
		95,641
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	825
Banks — 1.8%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (c) (d) (e) (f)	8,400	8,780
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (c) (d) (e) (f)	10,900	10,307
Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (c) (d) (e) (f)	5,000	5,120
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (c) (d) (f)	4,030	4,020
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (c) (d) (f)	716	719
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c) (d) (f)	34	35
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (c) (d) (f)	865	860
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (c) (d) (f)	9,905	9,111
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (c) (d) (f)	4,714	4,627
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (d) (f)	6,230	5,620
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (f)	10,050	8,972
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (c) (d) (f)	83	83
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (c) (d) (f)	20,050	21,554
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (c) (d) (f)	2,400	2,424
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (c) (d) (f)	3,551	3,391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (f)	8,336	6,994
ING Groep NV (Netherlands)
(USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (c) (d) (e) (f)	8,500	8,574
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (c) (d) (f)	1,800	1,796
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (f)	1,190	975

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (f)	6,402	4,805
Lloyds Banking Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024 (c) (d) (f)	4,669	4,780
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025 (c) (d) (f)	3,769	3,874
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (f)	21,706	21,264
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (f)	8,800	8,825
Societe Generale SA (France)
(USD Swap Semi 5 Year + 4.30%), 7.37%, 10/4/2023 (a) (c) (d) (f)	6,742	6,793
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (c) (d) (f)	14,270	14,813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (c) (d) (f)	6,480	5,759
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (c) (d) (f)	5,000	4,362
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (f)	5,096	4,572
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (f)	21,821	20,085
		203,894
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,595
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	4,447
		7,042
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	3,188
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,527	3,223
		6,411
Building Products — 0.3%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	120
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	3,388	3,021
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,907
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	1,015	1,020
4.63%, 12/15/2025 (a)	740	683
4.88%, 12/15/2027 (a)	1,238	1,128
Masonite International Corp.
5.38%, 2/1/2028 (a)	4,450	4,449
3.50%, 2/15/2030 (a)	1,800	1,557
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,531	1,483
4.75%, 1/15/2028 (a)	10,203	9,678
4.38%, 7/15/2030 (a)	6,434	5,796
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,150
5.25%, 1/15/2029 (a)	2,025	1,912
		33,904

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.6%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (f)	15,090	13,650
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (f)	5,530	4,406
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	2,972	2,006
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (c) (d) (f)	19,000	18,406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (c) (d) (f)	4,760	4,098
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030 (a) (c) (d) (f)	1,447	1,140
Goldman Sachs Group, Inc. (The) Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c) (d) (f)	5,070	4,709
MSCI, Inc. 4.00%, 11/15/2029 (a)	4,370	4,138
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (c) (d) (f)	2,870	2,927
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (c) (d) (e) (f)	250	259
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (c) (d) (e) (f)	13,061	13,340
		69,079
Chemicals — 1.0%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	11,542	10,994
3.38%, 2/15/2029 (a)	7,473	6,571
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	4,880
Chemours Co. (The)
5.75%, 11/15/2028 (a)	8,468	8,360
4.63%, 11/15/2029 (a)	3,025	2,734
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	9,841	8,808
Gates Global LLC 6.25%, 1/15/2026 (a)	950	927
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	6,783	6,273
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,470	2,422
5.25%, 6/1/2027 (a)	15,590	15,164
4.25%, 5/15/2029 (a)	2,690	2,388
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	150	144
Sasol Financing USA LLC 5.50%, 3/18/2031	2,900	2,516
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,533
4.50%, 10/15/2029	7,347	6,594
4.00%, 4/1/2031	6,675	5,570
4.38%, 2/1/2032	175	144
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	5,396	5,133
5.13%, 4/1/2029 (a)	11,110	9,277
Venator Finance SARL 9.50%, 7/1/2025 (a)	2,955	3,044
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	9,977	9,326
5.63%, 8/15/2029 (a)	3,001	2,461
		116,263

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,017	8,590
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,716	2,417
4.88%, 7/15/2032 (a)	7,296	6,338
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,662	4,620
9.75%, 7/15/2027 (a)	2,257	2,121
4.63%, 6/01/2028 (a)	5,179	4,618
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,440	1,437
5.00%, 2/1/2028 (a)	5,951	5,796
Atento Luxco 1 SA 8.00%, 2/10/2026 (e)	3,200	2,528
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,800
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,320	3,144
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,965	3,916
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	795	715
9.50%, 11/1/2027 (a)	4,065	3,822
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	7,194	6,987
5.13%, 12/15/2026 (a)	2,085	2,083
4.00%, 8/1/2028 (a)	4,588	4,127
4.75%, 6/15/2029 (a)	305	278
Madison IAQ LLC
4.13%, 6/30/2028 (a)	13,762	12,627
5.88%, 6/30/2029 (a)	1,254	981
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	146	145
Nielsen Finance LLC
5.63%, 10/1/2028 (a)	5,956	5,903
4.50%, 7/15/2029 (a)	2,195	2,074
4.75%, 7/15/2031 (a)	1,311	1,255
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,498	6,427
3.38%, 8/31/2027 (a)	7,499	6,712
Stericycle, Inc.
5.38%, 7/15/2024 (a)	630	630
3.88%, 1/15/2029 (a)	7,510	6,818
		108,909
Communications Equipment — 0.4%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	4,288	3,994
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,901	13,588
8.25%, 3/1/2027 (a)	7,725	6,796
4.75%, 9/1/2029 (a)	4,980	4,409

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — continued
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,559
Plantronics, Inc. 4.75%, 3/1/2029 (a)	8,369	8,495
		39,841
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	3,199
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (e)	3,250	2,194
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,515
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	964
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (e)	8,499	8,854
MasTec, Inc. 4.50%, 8/15/2028 (a)	8,854	8,442
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (e)	6,000	4,515
		31,683
Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (a) (c) (d) (f)	4,707	4,315
3.88%, 7/11/2031 (a)	6,155	5,156
		9,471
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	11,548	11,388
4.13%, 8/4/2025	3,708	3,614
4.39%, 1/8/2026	1,500	1,452
4.54%, 8/1/2026	5,745	5,638
4.27%, 1/9/2027	27,107	26,018
4.13%, 8/17/2027	13,041	12,356
3.82%, 11/2/2027	1,245	1,149
5.11%, 5/3/2029	6,950	6,773
4.00%, 11/13/2030	2,133	1,920
OneMain Finance Corp.
6.88%, 3/15/2025	1,883	1,914
7.13%, 3/15/2026	3,572	3,658
6.63%, 1/15/2028	5,250	5,256
5.38%, 11/15/2029	515	476
		81,612
Containers & Packaging — 0.9%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	5,250	4,882
5.25%, 8/15/2027 (a)	13,442	11,225
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,025
4.88%, 7/15/2026 (a)	7,076	6,959
5.63%, 7/15/2027 (a)	940	934
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (e)	5,630	5,489
LABL, Inc.
6.75%, 7/15/2026 (a)	12,057	11,635

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
10.50%, 7/15/2027 (a)	935	900
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	12,615	12,460
7.25%, 4/15/2025 (a)	6,329	6,117
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	280	276
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	17,860	16,163
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,046
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,351
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (g)	12,592	12,513
8.50%, 8/15/2027 (a) (g)	1,965	1,934
		95,909
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	579
4.63%, 12/15/2027	2,815	2,799
5.13%, 6/1/2029	5,309	5,313
3.38%, 8/15/2030	2,378	2,081
4.00%, 5/15/2031	893	830
		11,602
Diversified Telecommunication Services — 2.7%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	13,543	13,309
6.00%, 2/15/2028 (a)	995	831
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,702	11,719
5.50%, 1/15/2028 (a)	3,500	3,115
5.13%, 1/15/2029 (a)	416	355
5.13%, 7/15/2029 (a)	5,313	4,638
5.50%, 10/15/2029 (a)	4,193	3,637
CCO Holdings LLC
5.13%, 5/1/2027 (a)	31,379	30,927
5.00%, 2/1/2028 (a)	47,944	46,450
5.38%, 6/1/2029 (a)	12,469	12,112
4.75%, 3/1/2030 (a)	9,701	8,949
4.50%, 8/15/2030 (a)	6,894	6,226
4.25%, 2/1/2031 (a)	5,973	5,269
4.75%, 2/1/2032 (a)	1,765	1,571
4.50%, 6/1/2033 (a)	7,604	6,544
4.25%, 1/15/2034 (a)	5,270	4,366
DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,127
Embarq Corp. 8.00%, 6/1/2036	1,643	1,384
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (h)	8,602	1
8.50%, 10/15/2024 ‡ (h)	5,163	1
9.75%, 7/15/2025 ‡ (h)	1,765	—

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	13,823	13,547
5.00%, 5/1/2028 (a)	4,967	4,621
5.88%, 11/1/2029	60	51
6.00%, 1/15/2030 (a)	1,580	1,342
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,484	9,776
Level 3 Financing, Inc.
5.38%, 5/1/2025	3,108	3,104
5.25%, 3/15/2026	3,661	3,597
4.63%, 9/15/2027 (a)	13,249	12,206
4.25%, 7/1/2028 (a)	4,635	4,067
Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026 (a)	2,500	2,325
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	7,212	7,462
5.63%, 4/1/2025	1,357	1,347
5.13%, 12/15/2026 (a)	13,920	12,876
4.00%, 2/15/2027 (a)	5,905	5,433
Series G, 6.88%, 1/15/2028	17	16
4.50%, 1/15/2029 (a)	2,575	2,116
5.38%, 6/15/2029 (a)	3,968	3,403
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	222
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	97
Sprint Capital Corp.
6.88%, 11/15/2028	148	167
8.75%, 3/15/2032	19,410	25,214
Switch Ltd.
3.75%, 9/15/2028 (a)	1,547	1,547
4.13%, 6/15/2029 (a)	4,773	4,810
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,890	6,288
7.72%, 6/04/2038	3,920	3,543
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,704
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	7,000	6,125
		300,537
Electric Utilities — 0.6%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,715
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,128
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (e)	1,300	1,276
7.13%, 2/11/2025 (e)	6,800	6,468
8.45%, 8/10/2028 (e)	4,400	4,205
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	9,387	7,182
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	7,929
6.38%, 5/15/2043 (e)	690	557
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (a)	4	4
NPC Ukrenergo (Ukraine) 6.88%, 11/9/2026 (a)	6,504	2,179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,289
5.75%, 1/15/2028	6,117	6,133
3.38%, 2/15/2029 (a)	4,065	3,618
5.25%, 6/15/2029 (a)	1,094	1,067
3.63%, 2/15/2031 (a)	1,900	1,672
3.88%, 2/15/2032 (a)	2,624	2,309
PG&E Corp. 5.00%, 7/1/2028	1,225	1,158
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (e)	2,000	1,922
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	501	498
5.63%, 2/15/2027 (a)	6,661	6,664
5.00%, 7/31/2027 (a)	9,696	9,486
4.38%, 5/1/2029 (a)	2,146	2,001
		70,460
Electrical Equipment — 0.1%
Sensata Technologies BV
5.63%, 11/1/2024 (a)	80	81
4.00%, 4/15/2029 (a)	11,022	10,499
		10,580
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
4.25%, 4/1/2028	10,708	10,227
3.25%, 2/15/2029	1,200	1,059
II-VI, Inc. 5.00%, 12/15/2029 (a)	5,045	4,730
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,874	4,628
3.75%, 2/15/2031 (a)	3,990	3,566
		24,210
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	1,826	1,810
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,066	4,294
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	3,463
Nabors Industries, Inc. 5.75%, 2/1/2025	414	399
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	3,376	3,375
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	328	313
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	3,667	3,575
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	243	231
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	216	210
Transocean, Inc. 11.50%, 1/30/2027 (a)	966	968
		18,638
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (b)	2,694	2,064
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	3,068	3,040

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
5.63%, 3/15/2026 (a)	1,398	1,384
6.50%, 5/15/2027 (a)	11,481	11,883
4.75%, 10/15/2027 (a)	12,722	12,149
3.75%, 1/15/2028 (a)	315	291
Netflix, Inc.
4.88%, 4/15/2028	3,080	3,054
5.88%, 11/15/2028	9,585	9,927
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	7,565	6,953
3.00%, 2/15/2031 (a)	1,905	1,633
		52,378
Equity Real Estate Investment Trusts (REITs) — 0.6%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,970	2,927
5.25%, 3/15/2028 (a)	4,638	4,510
5.00%, 7/15/2028 (a)	417	406
4.88%, 9/15/2029 (a)	1,825	1,726
RHP Hotel Properties LP
4.75%, 10/15/2027	14,516	13,941
4.50%, 2/15/2029 (a)	1,600	1,493
SBA Communications Corp.
3.88%, 2/15/2027	3,000	2,933
3.13%, 2/1/2029	5,557	4,942
VICI Properties LP
5.63%, 5/1/2024 (a)	4,022	4,066
4.63%, 6/15/2025 (a)	3,903	3,810
4.50%, 9/1/2026 (a)	1,000	954
4.25%, 12/1/2026 (a)	5,978	5,677
5.75%, 2/1/2027 (a)	3,610	3,598
3.75%, 2/15/2027 (a)	8,196	7,617
3.88%, 2/15/2029 (a)	1,950	1,751
4.63%, 12/1/2029 (a)	3,917	3,682
4.13%, 8/15/2030 (a)	740	679
		64,712
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	2,682	2,809
4.63%, 1/15/2027 (a)	11,918	11,578
5.88%, 2/15/2028 (a)	1,317	1,290
3.50%, 3/15/2029 (a)	8,434	7,340
4.88%, 2/15/2030 (a)	1,957	1,825
Cencosud SA (Chile) 6.63%, 2/12/2045 (e)	2,600	2,828
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	117
8.00%, 5/1/2031	870	929

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	2,168	2,214
5.50%, 10/15/2027 (a)	6,507	6,400
4.25%, 8/1/2029 (a)	831	738
Rite Aid Corp.
7.50%, 7/1/2025 (a)	10,473	8,828
8.00%, 11/15/2026 (a)	6,857	5,681
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	948
US Foods, Inc.
4.75%, 2/15/2029 (a)	2,000	1,877
4.63%, 6/1/2030 (a)	1,983	1,820
		57,230
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	5,825	5,395
4.38%, 1/31/2032 (a)	1,779	1,641
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	6,242	5,162
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,411	2,457
5.63%, 1/15/2028 (a)	8,303	8,231
5.50%, 12/15/2029 (a)	7,020	6,684
4.63%, 4/15/2030 (a)	3,130	2,808
4.50%, 9/15/2031 (a)	2,000	1,755
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,054
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,364	1,183
		37,370
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	3,952	3,913
5.88%, 8/20/2026	2,163	2,200
5.75%, 5/20/2027	1,637	1,608
		7,721
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,579	9,325
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,721	1,711
3.25%, 2/15/2029 (a)	12,385	11,147
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	10,738	9,691
5.25%, 10/1/2029 (a)	8,737	7,734
Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,565	1,503
		41,111
Health Care Providers & Services — 2.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	451	410
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	165	160

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Centene Corp.
4.25%, 12/15/2027	9,786	9,737
4.63%, 12/15/2029	25,077	24,714
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	7,215	7,230
5.63%, 3/15/2027 (a)	5,696	5,306
8.00%, 12/15/2027 (a)	1,405	1,405
6.00%, 1/15/2029 (a)	1,194	1,082
6.13%, 4/1/2030 (a)	1,450	1,056
5.25%, 5/15/2030 (a)	4,149	3,574
4.75%, 2/15/2031 (a)	2,165	1,747
DaVita, Inc. 3.75%, 2/15/2031 (a)	18,937	15,520
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,980
4.50%, 2/1/2028	11,708	10,885
4.75%, 2/1/2030	1,912	1,749
4.63%, 4/1/2031	1,560	1,383
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	337
HCA, Inc.
5.88%, 2/15/2026	19,766	20,754
5.38%, 9/1/2026	8,998	9,369
5.63%, 9/1/2028	13,841	14,516
5.88%, 2/1/2029	19,680	20,812
3.50%, 9/1/2030	1,765	1,609
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	6,770	6,118
Tenet Healthcare Corp.
4.63%, 7/15/2024	3,090	3,088
4.88%, 1/1/2026 (a)	14,933	14,900
6.25%, 2/1/2027 (a)	15,603	15,604
5.13%, 11/1/2027 (a)	22,934	22,759
4.63%, 6/15/2028 (a)	5,843	5,622
4.25%, 6/1/2029 (a)	3,027	2,844
		226,270
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	8,503	8,479
5.00%, 5/15/2027 (a)	7,367	7,372
		15,851
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	1,971	2,003
3.88%, 1/15/2028 (a)	6,554	6,185
4.00%, 10/15/2030 (a)	4,385	3,865
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,413	3,174
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	517	524

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
8.13%, 7/1/2027 (a)	4,385	4,460
4.63%, 10/15/2029 (a)	4,163	3,552
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	3,490	3,504
Carnival Corp.
9.88%, 8/1/2027 (a)	4,440	4,707
4.00%, 8/1/2028 (a)	3,391	3,074
6.00%, 5/1/2029 (a)	6,464	5,462
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,235	6,330
5.38%, 4/15/2027	1,194	1,165
5.25%, 7/15/2029	3,600	3,473
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	726	653
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,907	3,966
5.75%, 5/1/2028 (a)	2,500	2,547
3.75%, 5/1/2029 (a)	5,494	5,031
4.00%, 5/1/2031 (a)	640	587
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	925	860
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	6,835	6,871
International Game Technology plc
6.50%, 2/15/2025 (a)	1,825	1,875
6.25%, 1/15/2027 (a)	3,445	3,550
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	17
4.50%, 6/15/2029 (a)	3,456	3,071
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,905
MGM Resorts International
6.75%, 5/1/2025	200	203
5.75%, 6/15/2025	3,633	3,615
4.63%, 9/1/2026	1,954	1,829
5.50%, 4/15/2027	1,675	1,632
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	450
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (a)	1,180	1,227
11.50%, 6/1/2025 (a)	3,143	3,407
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	10,727	10,541
5.50%, 4/15/2027 (a)	4,723	4,602
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	3,746	3,877
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,775	4,321
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,647	8,881
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	5,314	5,184
5.25%, 5/15/2027 (a)	670	617
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,220	1,242
5.13%, 10/1/2029 (a)	16,405	14,551

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	4,363	4,199
3.63%, 3/15/2031	1,968	1,741
4.63%, 1/31/2032	2,654	2,477
		158,007
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,004	7,159
Newell Brands, Inc. 5.63%, 4/1/2036 (g)	2,780	2,643
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	9,955	8,693
		18,495
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	7,850
4.13%, 10/15/2030	5,745	5,084
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	5,624	4,963
4.38%, 3/31/2029 (a)	13,106	11,082
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,474	1,474
5.00%, 10/1/2029 (a)	7,976	7,478
5.50%, 7/15/2030 (a)	3,764	3,479
3.88%, 3/15/2031 (a)	3,105	2,655
		44,065
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,017	4,892
4.50%, 2/15/2028 (a)	815	779
4.63%, 2/1/2029 (a)	1,000	870
5.00%, 2/1/2031 (a)	1,000	891
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	5,610	5,363
		12,795
Insurance — 0.0% ^
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (f)	600	561
Internet & Direct Marketing Retail — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	8,508	7,231
IT Services — 0.2%
Block, Inc.
2.75%, 6/1/2026 (a)	3,043	2,807
3.50%, 6/1/2031 (a)	6,190	5,308
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	725	246
Gartner, Inc.
4.50%, 7/1/2028 (a)	11,528	11,210

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
3.75%, 10/1/2030 (a)	5,330	4,944
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,050	2,003
		26,518
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (a)	5,895	5,998
3.75%, 4/1/2029 (a)	1,339	1,286
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	10,291	8,851
		16,135
Machinery — 0.1%
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	6,445	5,801
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,407
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,828	3,732
Welbilt, Inc. 9.50%, 2/15/2024	295	296
		13,236
Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,983	3,623
6.75%, 6/1/2034 (e)	2,709	2,464
		6,087
Media — 3.1%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	4,775	4,274
AMC Networks, Inc. 5.00%, 4/1/2024	1,086	1,082
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	1,358	886
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	20,820	19,131
7.75%, 4/15/2028 (a)	7,849	6,586
7.50%, 6/1/2029 (a)	3,458	2,795
CSC Holdings LLC
5.38%, 2/1/2028 (a)	6,167	5,859
6.50%, 2/1/2029 (a)	22,020	21,683
4.13%, 12/1/2030 (a)	715	614
4.50%, 11/15/2031 (a)	5,619	4,818
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	4,545	1,500
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,408	11,701
DISH DBS Corp.
5.00%, 3/15/2023	6,698	6,564
5.88%, 11/15/2024	52,650	48,417
7.75%, 7/1/2026	10,511	8,987
5.25%, 12/1/2026 (a)	16,330	13,816
5.75%, 12/1/2028 (a)	3,365	2,747
GCI LLC 4.75%, 10/15/2028 (a)	4,586	4,149
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	4,001	3,644
Gray Television, Inc.
5.88%, 7/15/2026 (a)	1,237	1,219

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
7.00%, 5/15/2027 (a)	4,017	4,057
4.75%, 10/15/2030 (a)	3,405	2,992
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,843	6,742
8.38%, 5/1/2027	4,059	3,808
5.25%, 8/15/2027 (a)	12,576	11,826
4.75%, 1/15/2028 (a)	597	538
Lamar Media Corp.
3.75%, 2/15/2028	710	666
4.88%, 1/15/2029	3,591	3,528
3.63%, 1/15/2031	410	366
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,285
News Corp. 3.88%, 5/15/2029 (a)	7,172	6,634
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,248	13,215
4.75%, 11/1/2028 (a)	14,046	13,238
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,353	4,070
Paramount Global (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	1,203	1,131
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,185	2,882
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,499
4.13%, 12/1/2030 (a)	4,925	4,186
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	24,800	24,645
4.00%, 7/15/2028 (a)	8,155	7,563
5.50%, 7/1/2029 (a)	9,224	9,162
4.13%, 7/1/2030 (a)	3,226	2,907
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,680	5,140
TEGNA, Inc.
4.63%, 3/15/2028	1,360	1,332
5.00%, 9/15/2029	2,757	2,723
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,244
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	280	276
6.63%, 6/1/2027 (a)	1,580	1,597
4.50%, 5/1/2029 (a)	6,889	6,312
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,685	3,380
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,740
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	509	479
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	191
5.13%, 4/15/2027 (a)	9,212	8,970
3.63%, 6/15/2029 (a)	3,146	2,690
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,573
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,022
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,547
		342,628

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	2,790	2,805
6.13%, 5/15/2028 (a)	3,490	3,542
Allegheny Technologies, Inc. 5.88%, 12/1/2027	3,085	2,976
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (g)	200	215
Arconic Corp.
6.00%, 5/15/2025 (a)	4,435	4,535
6.13%, 2/15/2028 (a)	7,004	6,867
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,964
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	3,498	3,647
4.63%, 3/1/2029 (a)	3,797	3,528
4.88%, 3/1/2031 (a)	3,725	3,513
Commercial Metals Co. 4.88%, 5/15/2023	40	41
Constellium SE
5.88%, 2/15/2026 (a)	588	582
5.88%, 2/15/2026 (e)	1,294	1,280
5.63%, 6/15/2028 (a)	700	671
3.75%, 4/15/2029 (a)	1,000	875
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	4,300	4,198
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	4,295	3,828
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	2,612	2,651
4.38%, 8/1/2028	1,840	1,776
4.25%, 3/1/2030	1,930	1,823
5.40%, 11/14/2034	98	100
5.45%, 3/15/2043	2,072	2,038
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (a)	685	711
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.76%, 11/15/2048 (e)	5,500	5,582
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	4,015	3,691
4.50%, 6/1/2031 (a)	1,220	1,065
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (e)	2,900	2,820
Novelis Corp.
3.25%, 11/15/2026 (a)	2,786	2,556
4.75%, 1/30/2030 (a)	4,745	4,502
3.88%, 8/15/2031 (a)	2,935	2,561
		77,943
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,524
Series QIB, 4.50%, 9/1/2026 (a)	14,500	13,735
Series QIB, 4.50%, 3/15/2027 (a)	20,000	18,698
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	18,796
		65,753

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	12,755	12,648
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (e)	2,800	2,294
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (c) (d) (f)	5,803	5,601
		7,895
Oil, Gas & Consumable Fuels — 3.5%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (e)	2,304	2,218
5.75%, 6/15/2033 (a)	5,974	4,914
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	775	820
5.75%, 3/1/2027 (a)	4,374	4,385
5.75%, 1/15/2028 (a)	1,719	1,719
5.38%, 6/15/2029 (a)	7,779	7,799
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,959
7.63%, 2/1/2029 (a)	2,145	2,325
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (f)	17,690	17,232
Buckeye Partners LP
4.13%, 3/1/2025 (a)	1,931	1,898
3.95%, 12/1/2026	5,740	5,497
4.13%, 12/1/2027	4,490	4,176
4.50%, 3/1/2028 (a)	1,972	1,836
5.60%, 10/15/2044	900	694
California Resources Corp. 7.13%, 2/1/2026 (a)	5,534	5,672
Cheniere Energy Partners LP
4.50%, 10/1/2029	5,105	4,980
4.00%, 3/1/2031	1,000	924
3.25%, 1/31/2032 (a)	2,249	1,966
Cheniere Energy, Inc. 4.63%, 10/15/2028	8,060	7,831
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	12,857	13,551
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	5,876	5,868
5.88%, 1/15/2030 (a)	2,345	2,238
Crestwood Midstream Partners LP
5.75%, 4/1/2025	1,329	1,318
5.63%, 5/1/2027 (a)	4,235	4,086
8.00%, 4/1/2029 (a)	4,312	4,420
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (c) (d) (f)	235	217
DCP Midstream Operating LP
5.38%, 7/15/2025	3,290	3,372
5.63%, 7/15/2027	2,125	2,196
6.75%, 9/15/2037 (a)	124	136
5.60%, 4/1/2044	25	22

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,899	4,587
4.38%, 6/15/2031 (a)	4,805	4,469
Ecopetrol SA 5.88%, 5/28/2045	5,145	4,193
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,556	7,556
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (e)	2,732	2,681
4.88%, 3/30/2026 (e)	2,711	2,562
Energy Transfer LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (c) (d) (f)	223	180
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (c) (d) (f)	4,442	3,995
5.35%, 5/15/2045	740	678
5.30%, 4/15/2047	430	393
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (c) (d) (f)	460	324
4.40%, 4/1/2024	374	374
4.15%, 6/1/2025	4,417	4,418
4.85%, 7/15/2026	1,340	1,347
EQM Midstream Partners LP
4.75%, 7/15/2023	689	700
6.00%, 7/1/2025 (a)	6,329	6,392
6.50%, 7/1/2027 (a)	1,665	1,665
5.50%, 7/15/2028	2,115	2,009
4.50%, 1/15/2029 (a)	2,094	1,857
4.75%, 1/15/2031 (a)	6,133	5,320
EQT Corp.
3.90%, 10/1/2027	3,500	3,374
5.00%, 1/15/2029	1,000	992
3.63%, 5/15/2031 (a)	1,305	1,172
Genesis Energy LP
6.50%, 10/1/2025	515	498
6.25%, 5/15/2026	1,675	1,554
8.00%, 1/15/2027	2,853	2,814
7.75%, 2/1/2028	2,665	2,567
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (e)	1,013	985
Gulfport Energy Corp.
8.00%, 5/17/2026	122	126
8.00%, 5/17/2026 (a)	2,745	2,836
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (h)	3,075	—
6.00%, 10/15/2024 ‡ (h)	6,189	—
6.38%, 1/15/2026 ‡ (h)	27	—
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	7,710	7,872
5.13%, 6/15/2028 (a)	3,610	3,564
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	75	70

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (e)	2,490	2,476
6.50%, 6/30/2027 (e)	5,000	4,947
6.75%, 6/30/2030 (e)	1,553	1,533
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (e)	3,800	3,534
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (e)	1,900	1,867
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	2,460	2,575
MPLX LP
Series B, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023 (c) (d) (f)	4,695	4,556
4.50%, 4/15/2038	750	695
NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026 (e)	4,700	1,577
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,882	3,638
NuStar Logistics LP
5.75%, 10/1/2025	1,832	1,851
6.00%, 6/1/2026	2,278	2,297
5.63%, 4/28/2027	3,692	3,703
6.38%, 10/1/2030	2,049	2,005
Occidental Petroleum Corp.
5.88%, 9/1/2025	2,825	2,952
8.50%, 7/15/2027	2,762	3,204
6.38%, 9/1/2028	2,225	2,404
8.88%, 7/15/2030	3,112	3,887
6.63%, 9/1/2030	2,225	2,494
6.13%, 1/1/2031	2,412	2,617
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024 (e)	1,400	1,457
8.38%, 11/7/2028 (e)	3,200	3,444
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	14,000	12,285
Petrobras Global Finance BV (Brazil)
5.50%, 6/10/2051	2,951	2,409
6.85%, 6/5/2115	1,000	878
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	4,225
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	7,100	6,989
5.35%, 2/12/2028	10,300	9,058
6.38%, 1/23/2045	5,548	3,958
7.69%, 1/23/2050	5,300	4,107
6.95%, 1/28/2060	22,590	16,208
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (c) (d) (f)	475	371
Range Resources Corp.
5.00%, 3/15/2023	5,295	5,302
8.25%, 1/15/2029	3,158	3,419
4.75%, 2/15/2030 (a)	2,410	2,357
SM Energy Co.
6.75%, 9/15/2026	179	181
6.63%, 1/15/2027	2,903	2,918

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co.
5.95%, 1/23/2025 (g)	570	589
7.75%, 10/1/2027	160	169
8.38%, 9/15/2028	285	312
5.38%, 3/15/2030	5,936	6,010
4.75%, 2/1/2032	1,099	1,074
Sunoco LP
6.00%, 4/15/2027	1,250	1,275
4.50%, 5/15/2029	3,474	3,234
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	4,955	5,104
6.00%, 3/1/2027 (a)	2,600	2,536
5.50%, 1/15/2028 (a)	1,699	1,577
6.00%, 12/31/2030 (a)	700	630
6.00%, 9/1/2031 (a)	2,255	1,989
Targa Resources Partners LP
6.50%, 7/15/2027	4,596	4,768
5.00%, 1/15/2028	3,225	3,158
6.88%, 1/15/2029	2,240	2,355
5.50%, 3/1/2030	4,190	4,177
4.88%, 2/1/2031	2,025	1,941
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (f)	6,000	5,638
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,004
		383,311
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (e)	3,000	3,121
Personal Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,135	12,775
4.13%, 4/1/2029 (a)	2,898	2,632
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	4,084	3,684
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,088	3,924
3.75%, 4/1/2031 (a)	900	760
		23,775
Pharmaceuticals — 1.2%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	26,717	22,390
8.50%, 1/31/2027 (a)	10,391	8,255
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	14,180	13,370
9.00%, 12/15/2025 (a)	10,124	8,602
5.75%, 8/15/2027 (a)	6,600	5,830
4.88%, 6/1/2028 (a)	4,978	4,277
5.00%, 2/15/2029 (a)	13,177	7,874
6.25%, 2/15/2029 (a)	256	159

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
7.25%, 5/30/2029 (a)	8,000	5,289
5.25%, 1/30/2030 (a)	2,673	1,564
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	980	968
3.13%, 2/15/2029 (a)	1,440	1,292
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (g)	8,125	8,351
Endo Dac
5.88%, 10/15/2024 (a)	700	565
9.50%, 7/31/2027 (a)	135	32
6.00%, 6/30/2028 (a)	171	11
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	1,520	1,156
Jazz Securities DAC 4.38%, 1/15/2029 (a)	10,366	10,003
Mallinckrodt International Finance SA
5.63%, 10/15/2023 (a) (h)	445	176
5.50%, 4/15/2025 (a) (h)	225	89
Organon & Co.
4.13%, 4/30/2028 (a)	17,036	16,334
5.13%, 4/30/2031 (a)	3,905	3,754
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	7,330	5,736
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,314
		128,391
Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,636	4,463
4.75%, 4/1/2028 (a)	6,410	5,817
5.38%, 3/1/2029 (a)	8,175	7,480
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (h)	2,755	165
6.00%, 1/15/2028 (h)	1,450	87
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,355
Hertz Corp. (The)
6.25%, 10/15/2022 (h)	185	1
5.50%, 10/15/2024 (h)	5,875	29
4.63%, 12/1/2026 (a)	4,403	4,030
5.00%, 12/1/2029 (a)	3,203	2,811
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,392
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	1,900	1,960
7.50%, 9/15/2027 (a)	6,460	6,678
4.50%, 8/15/2029 (a)	5,404	4,887
		43,155
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,020	5,001
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	1,500	1,427
Entegris, Inc.
4.38%, 4/15/2028 (a)	6,018	5,612

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.63%, 5/1/2029 (a)	2,046	1,809
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	12,231	11,602
		25,451
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	604
CDK Global, Inc.
4.88%, 6/1/2027	1,890	1,884
5.25%, 5/15/2029 (a)	2,234	2,234
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,684	5,155
4.88%, 7/1/2029 (a)	5,808	5,201
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	3,475	3,188
NCR Corp.
5.75%, 9/1/2027 (a)	5,255	5,090
5.00%, 10/1/2028 (a)	4,909	4,627
5.13%, 4/15/2029 (a)	7,797	7,436
6.13%, 9/1/2029 (a)	4,566	4,339
5.25%, 10/1/2030 (a)	951	874
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,380	13,371
		54,003
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,665	3,453
4.63%, 11/15/2029 (a)	2,221	2,048
4.75%, 3/1/2030	2,672	2,425
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	909
5.25%, 2/1/2028	57	54
7.50%, 6/15/2029	3,254	3,384
6.75%, 7/1/2036	4,560	4,070
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,434
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,195	1,608
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,120	3,752
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	3,845	3,785
3.88%, 6/1/2029 (a)	5,462	5,044
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,180	4,645
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,760	15,419
7.75%, 2/15/2029 (a)	8,482	7,982
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	9,161	8,428
6.13%, 7/1/2029 (a)	3,420	2,933

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	11,148	10,296
10.75%, 4/15/2027 (a)	4,249	3,484
		86,153
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 3.13%, 7/15/2029	5,160	4,514
Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,050	1,935
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	7,585	6,566
3.88%, 3/1/2031 (a)	1,513	1,273
4.00%, 10/15/2033 (a)	1,032	846
		10,620
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom)
(United Kingdom) 4.39%, 8/15/2037	1,230	1,051
4.54%, 8/15/2047	910	712
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,245
		3,008
Trading Companies & Distributors — 0.5%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,713	8,735
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,593	17,454
United Rentals North America, Inc.
5.50%, 5/15/2027	4,720	4,755
4.88%, 1/15/2028	9,725	9,701
3.88%, 2/15/2031	1,067	969
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,854	9,193
7.25%, 6/15/2028 (a)	5,826	6,117
		56,924
Transportation Infrastructure — 0.1%
Prumo Participacoes e Investimentos S/A (Brazil)
7.50%, 12/31/2031 (a)	1,178	1,146
7.50%, 12/31/2031 (e)	4,629	4,504
		5,650
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV (Mexico) 5.38%, 4/4/2032 (a)	2,937	2,780
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,042	5,951
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (e)	5,500	4,407
Millicom International Cellular SA (Colombia)
5.13%, 1/15/2028 (e)	3,240	3,044
6.25%, 3/25/2029 (a)	900	881
Oztel Holdings SPC Ltd. (Oman) 6.63%, 4/24/2028 (e)	1,700	1,729

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Sprint Corp.
7.13%, 6/15/2024	6,672	7,089
7.63%, 2/15/2025	8,459	9,155
7.63%, 3/1/2026	23,740	26,274
T-Mobile USA, Inc. 4.75%, 2/1/2028	12,176	12,213
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,706
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	3,300	3,459
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	12,225	10,090
		88,778
Total Corporate Bonds (Cost $3,932,232)		3,619,946
Commercial Mortgage-Backed Securities — 28.7%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (i)	600	562
AREIT Trust (Cayman Islands)
Series 2022-CRE6, Class D, 3.32%, 12/17/2024 ‡ (a) (i)	4,050	3,972
Series 2021-CRE5, Class D, 3.52%, 8/17/2026 ‡ (a) (i)	12,500	11,976
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	7,500	6,986
Banc of America Commercial Mortgage Trust Series 2007-4, Class H, 6.15%, 2/10/2051 ‡ (a) (i)	1,601	1,600
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 ‡ (a)	8,795	6,963
Series 2019-BN16, Class F, 3.69%, 2/15/2052 ‡ (a) (i)	3,000	2,012
Series 2019-BN17, Class D, 3.00%, 4/15/2052 ‡ (a)	2,800	2,223
Series 2019-BN17, Class E, 3.00%, 4/15/2052 ‡ (a)	2,500	1,855
Series 2019-BN21, Class XA, IO, 0.87%, 10/17/2052 (i)	124,877	6,182
Series 2019-BN21, Class E, 2.50%, 10/17/2052 ‡ (a)	8,600	6,061
Series 2019-BN21, Class F, 2.68%, 10/17/2052 ‡ (a)	4,841	3,008
Series 2019-BN23, Class XA, IO, 0.69%, 12/15/2052 (i)	38,801	1,634
Series 2019-BN23, Class E, 2.50%, 12/15/2052 ‡ (a)	7,560	5,326
Series 2019-BN23, Class F, 2.75%, 12/15/2052 ‡ (a)	3,000	1,858
Series 2020-BN29, Class D, 2.50%, 11/15/2053 ‡ (a)	5,000	3,697
Series 2020-BN29, Class E, 2.50%, 11/15/2053 ‡ (a)	3,500	2,446
Series 2020-BN30, Class F, 2.00%, 12/15/2053 ‡ (a) (i)	5,000	2,762
Series 2020-BN30, Class D, 2.50%, 12/15/2053 ‡ (a) (i)	5,231	3,793
Series 2020-BN30, Class E, 2.50%, 12/15/2053 ‡ (a) (i)	4,145	2,867
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 ‡ (a)	2,149	1,610
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 ‡ (a) (i)	1,000	812
Series 2017-BNK5, Class C, 4.21%, 6/15/2060 ‡ (i)	2,050	1,925
Series 2018-BN14, Class XB, IO, 0.08%, 9/15/2060 (i)	132,263	711
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	3,000	2,336
Series 2018-BN14, Class F, 3.94%, 9/15/2060 ‡ (a)	1,000	601
Series 2018-BN10, Class D, 2.60%, 2/15/2061 ‡ (a)	1,500	1,142
Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	1,250	942
Series 2019-BN19, Class XA, IO, 0.95%, 8/15/2061 (i)	22,085	1,206
Series 2018-BN13, Class D, 3.00%, 8/15/2061 ‡ (a)	2,000	1,472
Series 2018-BN15, Class E, 3.00%, 11/15/2061 ‡ (a)	2,000	1,427

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN18, Class E, 3.00%, 5/15/2062 ‡ (a)	2,150	1,590
Series 2019-BN18, Class F, 3.33%, 5/15/2062 ‡ (a)	3,000	1,981
Series 2019-BN20, Class XA, IO, 0.83%, 9/15/2062 (i)	54,771	2,608
Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	6,721	4,996
Series 2019-BN20, Class E, 2.50%, 9/15/2062 ‡ (a)	8,600	6,060
Series 2019-BN24, Class XA, IO, 0.64%, 11/15/2062 (i)	99,920	3,928
Series 2019-BN22, Class D, 2.50%, 11/15/2062 ‡ (a)	4,250	3,236
Series 2019-BN24, Class D, 2.50%, 11/15/2062 ‡ (a)	7,380	5,481
Series 2020-BN25, Class XA, IO, 0.88%, 1/15/2063 (i)	81,149	4,301
Series 2020-BN25, Class E, 2.50%, 1/15/2063 ‡ (a)	4,250	3,004
Series 2020-BN26, Class D, 2.50%, 3/15/2063 ‡ (a)	3,250	2,432
Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡ (a)	5,520	3,754
Series 2021-BN34, Class XA, IO, 0.98%, 6/15/2063 (i)	173,740	11,074
Series 2021-BN33, Class XA, IO, 1.06%, 5/15/2064 (i)	134,857	9,047
Series 2021-BN33, Class D, 2.50%, 5/15/2064 ‡ (a)	3,700	2,700
Series 2021-BN33, Class E, 2.50%, 5/15/2064 ‡ (a)	3,850	2,625
Series 2021-BN33, Class C, 3.30%, 5/15/2064 ‡	7,609	6,643
Series 2021-BN35, Class XB, IO, 0.59%, 6/15/2064 (i)	40,000	1,820
Series 2021-BN35, Class XA, IO, 1.05%, 6/15/2064 (i)	27,905	1,881
Series 2021-BN35, Class E, 2.50%, 6/15/2064 ‡ (a) (i)	5,300	3,619
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	8,451	6,784
Series 2019-C5, Class XA, IO, 0.88%, 11/15/2052 (i)	95,486	4,249
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 3.31%, 3/15/2037 ‡ (a) (i)	6,000	5,042
Series 2021-C11, Class XB, IO, 0.97%, 9/15/2054 (i)	30,040	2,252
Series 2021-C11, Class XA, IO, 1.39%, 9/15/2054 (i)	161,810	14,268
BBCMS MORTGAGE TRUST Series 2017-C1, Class D, 3.49%, 2/15/2050 (a) (i)	1,000	816
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (a)	2,000	1,468
Series 2018-B1, Class C, 4.10%, 1/15/2051 ‡ (i)	1,000	930
Series 2018-B2, Class XA, IO, 0.40%, 2/15/2051 (i)	48,138	745
Series 2018-B5, Class C, 4.61%, 7/15/2051 ‡ (i)	3,500	3,293
Series 2018-B8, Class D, 3.00%, 1/15/2052 ‡ (a)	3,050	2,418
Series 2019-B9, Class F, 3.75%, 3/15/2052 ‡ (a) (i)	6,000	4,055
Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,480
Series 2020-B16, Class E, 2.50%, 2/15/2053 ‡ (a)	7,250	5,060
Series 2020-B21, Class E, 2.00%, 12/17/2053 ‡ (a)	2,500	1,603
Series 2020-B21, Class F, 2.00%, 12/17/2053 ‡ (a)	15,017	8,385
Series 2021-B26, Class F, 1.98%, 6/15/2054 ‡ (a) (i)	9,851	5,197
Series 2019-B14, Class E, 2.50%, 12/15/2062 ‡ (a)	3,000	2,108
Series 2019-B15, Class E, 2.75%, 12/15/2072 ‡ (a)	9,150	6,682
Series 2019-B15, Class F, 2.75%, 12/15/2072 ‡ (a) (i)	5,000	3,039
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 (a)	22,815	19,470
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 (a)	10,499	7,409
Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	5,000	3,794
Series 2019-FRR1, Class 1A1, 3.51%, 5/25/2052 (a) (i)	4,096	4,081

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-FRR1, Class 1A5, 5.21%, 5/25/2052 (a) (i)	2,264	2,254
BX
Series 2021-MFM1, Class E, 3.12%, 1/15/2034 ‡ (a) (i)	3,250	3,062
Series 2021-MFM1, Class F, 3.87%, 1/15/2034 ‡ (a) (i)	2,000	1,873
BX Commercial Mortgage Trust
Series 2020-VIV4, Class X, IO, 0.70%, 11/10/2042 (a) (i)	211,200	9,668
Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	15,000	13,128
Series 2020-VIV2, Class C, 3.54%, 3/9/2044 ‡ (a) (i)	20,175	17,239
Series 2020-VIV3, Class B, 3.54%, 3/9/2044 ‡ (a) (i)	19,350	17,332
Series 2020-VIVA, Class D, 3.55%, 3/11/2044 ‡ (a) (i)	36,000	29,736
BX Trust Series 2021-RISE, Class D, 2.62%, 11/15/2036 ‡ (a) (i)	4,320	4,071
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (i)	64,482	3,885
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052 ‡ (a)	2,300	1,555
Series 2019-CF2, Class F, 3.00%, 11/15/2052 ‡ (a) (i)	10,000	6,163
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡ (a)	10,400	8,361
Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025 ‡ (a)	12,500	11,019
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 ‡ (a)	8,200	6,190
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 ‡ (a)	20,000	14,864
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡ (a)	6,700	4,980
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡ (a)	2,500	1,873
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡ (a)	6,970	4,127
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	4,959
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡ (a)	14,000	7,608
Series 2021-FRR1, Class BK58, 2.51%, 9/29/2029 ‡ (a)	11,000	9,457
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 ‡ (i)	3,000	2,755
Series 2017-CD3, Class D, 3.25%, 2/10/2050 ‡ (a)	700	521
Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡ (a)	1,550	1,284
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (a)	266	212
Series 2017-CD6, Class C, 4.26%, 11/13/2050 ‡ (i)	914	850
Series 2018-CD7, Class D, 3.10%, 8/15/2051 ‡ (a) (i)	1,629	1,299
Series 2019-CD8, Class XB, IO, 0.71%, 8/15/2057 (a) (i)	78,512	3,513
Series 2019-CD8, Class E, 3.00%, 8/15/2057 ‡ (a)	1,500	1,013
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049 ‡	1,000	936
Series 2016-C6, Class C, 4.19%, 11/10/2049 ‡ (i)	800	728
Series 2016-C6, Class D, 4.19%, 11/10/2049 ‡ (a) (i)	1,900	1,573
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 ‡ (a)	4,359	3,493
Series 2017-B1, Class E, 3.30%, 8/15/2050 ‡ (a) (i)	2,809	1,917
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036 ‡ (a) (i)	4,500	4,571
Series 2012-GC8, Class D, 4.79%, 9/10/2045 ‡ (a) (i)	1,875	1,688
Series 2013-GC17, Class C, 5.10%, 11/10/2046 ‡ (i)	2,000	1,970
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (i)	6,500	6,361
Series 2014-GC25, Class D, 3.55%, 10/10/2047 ‡ (a)	3,750	3,470

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC29, Class D, 3.11%, 4/10/2048 ‡ (a)	4,500	4,036
Series 2015-GC31, Class D, 4.04%, 6/10/2048 ‡ (i)	3,800	3,167
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,285	1,976
Series 2016-P4, Class C, 3.94%, 7/10/2049 ‡ (i)	5,624	5,247
Series 2016-C2, Class D, 3.25%, 8/10/2049 ‡ (a) (i)	1,500	1,242
Series 2016-C2, Class C, 4.03%, 8/10/2049 ‡ (i)	7,434	6,809
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	966
Series 2017-C4, Class D, 3.00%, 10/12/2050 ‡ (a)	5,452	4,407
Series 2019-GC43, Class E, 3.00%, 11/10/2052 ‡ (a)	5,287	3,954
Series 2020-GC46, Class XA, IO, 0.98%, 2/15/2053 (i)	165,179	9,469
Series 2020-GC46, Class E, 2.60%, 2/15/2053 ‡ (a)	4,500	3,154
Series 2019-GC41, Class E, 3.00%, 8/10/2056 ‡ (a)	5,000	3,601
Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	6,681
Series 2015-GC33, Class E, 4.57%, 9/10/2058 ‡ (a) (i)	4,330	2,998
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (i)	1,630	1,505
Series 2020-CBM, Class E, 3.63%, 2/10/2037 ‡ (a) (i)	2,670	2,405
Series 2020-CBM, Class F, 3.63%, 2/10/2037 ‡ (a) (i)	17,870	15,744
Series 2013-CR8, Class D, 3.93%, 6/10/2046 ‡ (a) (i)	750	734
Series 2013-CR13, Class E, 4.88%, 11/10/2046 ‡ (a) (i)	1,500	1,278
Series 2014-UBS2, Class D, 4.98%, 3/10/2047 ‡ (a) (i)	3,210	3,061
Series 2014-LC15, Class D, 5.00%, 4/10/2047 ‡ (a) (i)	3,500	3,337
Series 2014-CR19, Class E, 4.20%, 8/10/2047 ‡ (a) (i)	6,000	5,294
Series 2014-CR19, Class D, 4.70%, 8/10/2047 ‡ (a) (i)	2,500	2,324
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	4,760	4,081
Series 2014-LC17, Class D, 3.69%, 10/10/2047 ‡ (a)	25,708	23,544
Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	4,010	3,379
Series 2014-CR21, Class D, 3.92%, 12/10/2047 ‡ (a) (i)	2,600	2,282
Series 2015-LC19, Class D, 2.87%, 2/10/2048 ‡ (a)	3,000	2,699
Series 2015-CR22, Class D, 4.08%, 3/10/2048 ‡ (a) (i)	4,174	3,847
Series 2015-CR23, Class D, 4.29%, 5/10/2048 ‡ (i)	1,490	1,350
Series 2015-LC21, Class E, 3.25%, 7/10/2048 ‡ (a)	3,000	2,074
Series 2015-LC21, Class D, 4.33%, 7/10/2048 ‡ (i)	4,200	3,817
Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡ (i)	1,458	1,287
Series 2015-CR25, Class D, 3.78%, 8/10/2048 ‡ (i)	1,000	857
Series 2015-CR27, Class D, 3.45%, 10/10/2048 ‡ (a) (i)	2,072	1,823
Series 2015-LC23, Class D, 3.61%, 10/10/2048 ‡ (a) (i)	2,000	1,819
Series 2015-LC23, Class E, 3.61%, 10/10/2048 ‡ (a) (i)	3,500	2,998
Series 2016-DC2, Class D, 3.92%, 2/10/2049 ‡ (a) (i)	2,377	2,029
Series 2016-CR28, Class E, 4.12%, 2/10/2049 ‡ (a) (i)	3,588	3,172
Series 2016-DC2, Class C, 4.67%, 2/10/2049 ‡ (i)	2,500	2,393
Series 2016-COR1, Class XB, IO, 0.43%, 10/10/2049 (a) (i)	27,554	473
Series 2016-COR1, Class C, 4.33%, 10/10/2049 ‡ (i)	1,000	951
Series 2013-CR11, Class D, 5.12%, 8/10/2050 ‡ (a) (i)	3,402	3,335
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (i)	3,250	2,401
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	5,807
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.56%, 11/15/2048 ‡ (i)	3,298	2,940
Series 2016-C5, Class D, 3.64%, 11/15/2048 ‡ (a) (i)	2,750	2,215
Series 2018-CX11, Class C, 4.80%, 4/15/2051 ‡ (i)	6,734	6,299
Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (i)	5,500	4,978
Series 2019-C17, Class D, 2.50%, 9/15/2052 ‡ (a)	5,500	4,091
Series 2019-C18, Class XB, IO, 0.18%, 12/15/2052 (i)	61,932	703
Series 2019-C18, Class XA, IO, 1.06%, 12/15/2052 (i)	51,946	2,763
Series 2019-C18, Class E, 2.50%, 12/15/2052 ‡ (a)	10,015	7,217
Series 2019-C18, Class C, 3.96%, 12/15/2052 (i)	4,327	3,814
Series 2021-C20, Class E, 2.25%, 3/15/2054 ‡ (a)	5,659	3,785
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (i)	11,500	11,033
DBGS Mortgage Trust Series 2018-C1, Class D, 2.88%, 10/15/2051 ‡ (a) (i)	1,000	794
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 ‡ (a) (i)	2,950	2,338
Series 2016-C3, Class E, 4.23%, 8/10/2049 ‡ (a) (i)	1,250	937
Series 2017-C6, Class D, 3.22%, 6/10/2050 ‡ (a) (i)	1,800	1,480
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (i)	80,000	7,453
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (i)	50,000	4,615
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (i)	15,068	1,577
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	4,333
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (i)	20,000	2,662
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (i)	36,687	6,955
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (i)	50,000	4,740
Series 2021-P011, Class X1, IO, 1.84%, 9/25/2045 (i)	10,618	1,481
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (i)	56,941	8,007
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 3.93%, 7/25/2041 (a) (i)	14,070	12,060
Series 2021-MN2, Class B1, 6.08%, 7/25/2041 (a) (i)	2,000	1,820
Series 2021-MN1, Class M1, 2.58%, 1/25/2051 (a) (i)	1,164	1,080
Series 2021-MN1, Class M2, 4.33%, 1/25/2051 (a) (i)	14,640	13,018
Series 2021-MN1, Class B1, 8.33%, 1/25/2051 (a) (i)	2,100	2,144
Series 2021-MN3, Class B1, 7.43%, 11/25/2051 (a) (i)	3,500	2,969
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K721, Class X1, IO, 0.48%, 8/25/2022 (i)	24,549	15
Series K033, Class X1, IO, 0.28%, 7/25/2023 (i)	6,313	18
Series K729, Class X1, IO, 0.34%, 10/25/2024 (i)	16,841	111
Series KC03, Class X1, IO, 0.49%, 11/25/2024 (i)	99,551	1,076
Series K731, Class X3, IO, 2.11%, 5/25/2025 (i)	11,529	611
Series K733, Class X3, IO, 2.19%, 1/25/2026 (i)	17,500	1,101
Series KC06, Class X1, IO, 0.90%, 6/25/2026 (i)	39,631	858
Series K734, Class X3, IO, 2.17%, 7/25/2026 (i)	33,910	2,470
Series K737, Class X1, IO, 0.64%, 10/25/2026 (i)	147,343	3,331
Series KC04, Class X1, IO, 1.26%, 12/25/2026 (i)	47,812	1,707
Series K064, Class X3, IO, 2.14%, 5/25/2027 (i)	18,830	1,648
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (i)	106,804	3,957
Series K740, Class X1, IO, 0.76%, 9/25/2027 (i)	14,946	506

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K741, Class X1, IO, 0.57%, 12/25/2027 (i)	52,403	1,423
Series K742, Class X1, IO, 0.78%, 3/25/2028 (i)	28,989	961
Series K742, Class X3, IO, 2.60%, 4/25/2028 (i)	16,000	2,009
Series K075, Class X3, IO, 2.13%, 5/25/2028 (i)	5,471	561
Series K080, Class X1, IO, 0.12%, 7/25/2028 (i)	84,139	730
Series K745, Class X1, IO, 0.68%, 8/25/2028 (i)	99,939	3,574
Series K086, Class X1, IO, 0.24%, 11/25/2028 (i)	31,119	467
Series K084, Class X3, IO, 2.24%, 11/25/2028 (i)	19,450	2,275
Series K090, Class X1, IO, 0.71%, 2/25/2029 (i)	32,004	1,337
Series K096, Class X3, IO, 2.04%, 7/25/2029 (i)	48,669	5,624
Series K101, Class X3, IO, 1.89%, 10/25/2029 (i)	101,000	11,314
Series K090, Class X3, IO, 2.31%, 10/25/2029 (i)	152,080	19,748
Series K109, Class X1, IO, 1.58%, 4/25/2030 (i)	17,943	1,776
Series K111, Class X1, IO, 1.57%, 5/25/2030 (i)	19,925	1,998
Series K115, Class X1, IO, 1.33%, 6/25/2030 (i)	4,603	396
Series K116, Class X1, IO, 1.43%, 7/25/2030 (i)	22,933	2,081
Series K121, Class XAM, IO, 1.19%, 11/25/2030 (i)	21,236	1,787
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (i)	17,689	1,193
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (i)	30,467	1,656
Series K128, Class X3, IO, 2.78%, 4/25/2031 (i)	35,600	6,643
Series K129, Class XAM, IO, 1.22%, 5/25/2031 (i)	23,800	2,154
Series K129, Class X3, IO, 3.17%, 5/25/2031 (i)	34,500	7,486
Series K130, Class X1, IO, 1.04%, 6/25/2031 (i)	69,956	5,211
Series K131, Class X1, IO, 0.73%, 7/25/2031 (i)	34,977	1,890
Series K131, Class XAM, IO, 0.94%, 7/25/2031 (i)	47,926	3,419
Series K131, Class X3, IO, 2.95%, 9/25/2031 (i)	19,369	3,974
Series K159, Class X1, IO, 0.11%, 11/25/2033 (i)	56,458	700
Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (i)	89,420	7,502
Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (i)	10,261	2,962
Series K723, Class X3, IO, 1.91%, 10/25/2034 (i)	6,842	169
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (i)	19,933	2,645
Series K153, Class X3, IO, 3.78%, 4/25/2035 (i)	9,945	2,653
Series K-1516, Class X1, IO, 1.51%, 5/25/2035 (i)	41,803	5,915
Series K-1517, Class X1, IO, 1.33%, 7/25/2035 (i)	51,085	6,462
Series Q012, Class X, IO, 4.14%, 9/25/2035 (i)	34,858	7,683
Series K-1518, Class X1, IO, 0.87%, 10/25/2035 (i)	41,161	3,282
Series K155, Class X3, IO, 3.12%, 5/25/2036 (i)	5,560	1,377
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (i)	37,656	3,635
Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (i)	27,488	7,714
Series K-1517, Class X3, IO, 3.28%, 8/25/2038 (i)	15,750	4,488
Series K-1518, Class X3, IO, 2.91%, 10/25/2038 (i)	26,265	6,941
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (i)	22,000	6,837
Series K-1519, Class X3, IO, 2.80%, 12/25/2038 (i)	17,700	4,545
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (i)	19,000	5,375
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (i)	10,834	3,459
Series K036, Class X3, IO, 2.11%, 12/25/2041 (i)	3,253	93
Series K720, Class X3, IO, 1.39%, 8/25/2042 (i)	16,800	28
Series K721, Class X3, IO, 1.36%, 11/25/2042 (i)	12,550	32

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K041, Class X3, IO, 1.64%, 11/25/2042 (i)	4,580	156
Series K054, Class X3, IO, 1.60%, 4/25/2043 (i)	2,745	139
Series K047, Class X3, IO, 1.49%, 6/25/2043 (i)	3,400	129
Series K050, Class X3, IO, 1.55%, 10/25/2043 (i)	5,232	228
Series K051, Class X3, IO, 1.61%, 10/25/2043 (i)	4,995	232
Series K052, Class X3, IO, 1.61%, 1/25/2044 (i)	2,915	143
Series K726, Class X3, IO, 2.14%, 7/25/2044 (i)	36,795	1,437
Series K067, Class X3, IO, 2.11%, 9/25/2044 (i)	8,580	788
Series K727, Class X3, IO, 2.01%, 10/25/2044 (i)	15,000	592
Series K068, Class X3, IO, 2.06%, 10/25/2044 (i)	19,730	1,781
Series K059, Class X3, IO, 1.92%, 11/25/2044 (i)	8,000	578
Series K729, Class X3, IO, 1.97%, 11/25/2044 (i)	21,410	881
Series K724, Class X3, IO, 1.89%, 12/25/2044 (i)	4,930	125
Series K070, Class X3, IO, 2.04%, 12/25/2044 (i)	42,245	3,949
Series K730, Class X3, IO, 2.03%, 2/25/2045 (i)	47,270	2,178
Series K065, Class X3, IO, 2.18%, 7/25/2045 (i)	13,305	1,200
Series K728, Class X3, IO, 1.95%, 11/25/2045 (i)	8,775	392
Series K071, Class X3, IO, 2.01%, 11/25/2045 (i)	12,470	1,163
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	20,640	2,036
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	132,506	16,690
Series K087, Class X3, IO, 2.32%, 1/25/2046 (i)	89,384	10,969
Series K091, Class X3, IO, 2.28%, 4/25/2046 (i)	81,933	10,584
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	2,680	296
Series K079, Class X3, IO, 2.26%, 7/25/2046 (i)	9,000	1,012
Series K097, Class X3, IO, 2.02%, 9/25/2046 (i)	93,876	10,887
Series K081, Class X3, IO, 2.23%, 9/25/2046 (i)	29,425	3,386
Series K082, Class X3, IO, 2.21%, 10/25/2046 (i)	27,200	3,117
Series K083, Class X3, IO, 2.29%, 11/25/2046 (i)	15,000	1,772
Series K103, Class X3, IO, 1.85%, 12/25/2046 (i)	80,100	8,826
Series K102, Class X3, IO, 1.89%, 12/25/2046 (i)	69,791	7,855
Series K104, Class X3, IO, 1.90%, 2/25/2047 (i)	45,985	5,301
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	104,287	13,479
Series K735, Class X3, IO, 2.15%, 5/25/2047 (i)	40,000	2,915
Series K093, Class X3, IO, 2.21%, 5/25/2047 (i)	136,527	16,944
Series K092, Class X3, IO, 2.25%, 5/25/2047 (i)	91,000	11,505
Series K094, Class X3, IO, 2.12%, 7/25/2047 (i)	35,331	4,306
Series K095, Class X3, IO, 2.10%, 8/25/2047 (i)	91,253	10,895
Series K736, Class X3, IO, 2.01%, 9/25/2047 (i)	89,230	6,321
Series K116, Class X3, IO, 3.02%, 9/25/2047 (i)	23,000	4,418
Series K099, Class X3, IO, 1.95%, 10/25/2047 (i)	49,100	5,554
Series K098, Class X3, IO, 2.00%, 10/25/2047 (i)	145,702	16,644
Series K740, Class X3, IO, 2.48%, 11/25/2047 (i)	21,423	2,356
Series K737, Class X3, IO, 1.77%, 1/25/2048 (i)	74,853	5,010
Series K105, Class X3, IO, 1.92%, 3/25/2048 (i)	118,746	14,385
Series K106, Class X3, IO, 1.92%, 3/25/2048 (i)	100,622	11,688
Series K111, Class X3, IO, 3.18%, 4/25/2048 (i)	52,234	10,397
Series K108, Class X3, IO, 3.49%, 4/25/2048 (i)	75,067	15,932
Series K738, Class X3, IO, 3.31%, 5/25/2048 (i)	71,537	9,443

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K109, Class X3, IO, 3.38%, 5/25/2048 (i)	17,170	3,572
Series K110, Class X3, IO, 3.40%, 6/25/2048 (i)	28,200	5,912
Series K112, Class X3, IO, 3.00%, 7/25/2048 (i)	47,630	8,974
Series K114, Class X3, IO, 2.74%, 8/25/2048 (i)	10,750	1,835
Series K130, Class X3, IO, 3.10%, 8/25/2048 (i)	7,934	1,703
Series K119, Class X3, IO, 2.73%, 9/25/2048 (i)	7,800	1,369
Series K115, Class X3, IO, 2.96%, 9/25/2048 (i)	19,533	3,633
Series K117, Class X3, IO, 2.87%, 10/25/2048 (i)	36,500	6,726
Series K120, Class X3, IO, 2.74%, 11/25/2048 (i)	38,372	6,802
Series K121, Class X3, IO, 2.77%, 11/25/2048 (i)	48,007	8,742
Series K739, Class X3, IO, 2.81%, 11/25/2048 (i)	39,675	4,823
Series K122, Class X3, IO, 2.63%, 1/25/2049 (i)	36,631	6,256
Series K124, Class X3, IO, 2.62%, 2/25/2049 (i)	20,255	3,505
Series K123, Class X3, IO, 2.63%, 2/25/2049 (i)	20,167	3,477
Series K125, Class X3, IO, 2.65%, 2/25/2049 (i)	9,230	1,622
Series K127, Class X3, IO, 2.65%, 3/25/2049 (i)	7,443	1,316
Series K743, Class X3, IO, 2.95%, 6/25/2049 (i)	5,000	722
Series Q014, Class X, IO, 2.80%, 10/25/2055 (i)	5,606	1,150
FNMA ACES
Series 2015-M1, Class X2, IO, 0.50%, 9/25/2024 (i)	22,609	219
Series 19-M18, Class ASQ2, 2.03%, 9/25/2024	7,700	7,700
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (i)	72,992	88
Series 2019-M28, Class XAV3, IO, 1.17%, 2/25/2027 (i)	33,618	1,203
Series 2017-M8, Class X, IO, 0.09%, 5/25/2027 (i)	52,084	411
Series 2020-M10, Class X7, IO, 1.72%, 11/25/2027 (i)	40,118	3,070
Series 2020-M26, Class X3, IO, 1.71%, 1/25/2028 (i)	28,146	1,819
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (i)	17,525	623
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (i)	96,090	4,579
Series 2020-M33, Class X, IO, 1.92%, 6/25/2028 (i)	35,718	2,683
Series 2019-M30, Class X4, IO, 0.95%, 8/25/2028 (i)	40,465	1,166
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (i)	18,722	1,360
Series 2019-M31, Class X, IO, 1.09%, 9/25/2028 (i)	41,796	2,328
Series 2019-M30, Class X1, IO, 0.26%, 11/25/2028 (i)	96,568	1,345
Series 2020-M10, Class X3, IO, 1.29%, 11/25/2028 (i)	62,614	4,159
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (i)	55,816	4,175
Series 2019-M12, Class X, IO, 0.59%, 6/25/2029 (i)	156,369	4,927
Series 2019-M19, Class X2, IO, 0.63%, 9/25/2029 (i)	86,646	3,256
Series 2019-M32, Class X2, IO, 1.10%, 10/25/2029 (i)	29,100	1,835
Series 2019-M30, Class X2, IO, 0.20%, 12/25/2029 (i)	122,181	1,402
Series 2020-M3, Class X1, IO, 0.36%, 2/25/2030 (i)	18,445	431
Series 2019-M28, Class XA2, IO, 0.54%, 2/25/2030 (i)	23,742	755
Series 2019-M28, Class XA3, IO, 0.93%, 2/25/2030 (i)	42,401	2,197
Series 2020-M6, Class XD, IO, 0.98%, 2/25/2030 (i)	13,794	675
Series 2020-M19, Class X1, IO, 0.43%, 5/25/2030 (i)	29,671	772
Series 2020-M7, Class X, IO, 1.04%, 7/25/2030 (i)	36,260	2,093
Series 2020-M10, Class X1, IO, 1.78%, 12/25/2030 (i)	109,521	12,457
Series 2021-M16, Class X, IO, 0.76%, 1/1/2031 (i)	122,704	4,631
Series 2019-M21, Class X2, IO, 1.31%, 2/25/2031 (i)	74,064	6,260

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M22, Class X, IO, 0.94%, 3/25/2031 (i)	81,739	4,458
Series 2020-M39, Class X2, IO, 1.57%, 8/25/2031 (i)	43,106	3,968
Series 2022-M2, Class X2, IO, 0.21%, 1/25/2032 (i)	66,999	1,160
Series 2020-M21, Class XA, IO, 1.06%, 3/25/2032 (i)	74,009	5,653
Series 2020-M26, Class X1, IO, 0.62%, 4/25/2032 (i)	23,486	912
Series 2020-M47, Class X1, IO, 0.70%, 10/25/2032 (i)	65,296	2,163
Series 2020-M31, Class X1, IO, 0.88%, 10/25/2032 (i)	95,583	3,867
Series 2019-M30, Class X5, IO, 0.30%, 5/25/2033 (i)	148,151	2,972
Series 2019-M31, Class X1, IO, 1.06%, 4/25/2034 (i)	40,160	3,245
Series 2018-M15, Class X, IO, 0.69%, 1/25/2036 (i)	8,566	377
Series 2020-M6, Class XL, IO, 1.09%, 11/25/2049 (i)	32,607	1,506
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.10%, 4/25/2032 (i)	99,597	6,544
FREMF Mortgage Trust
Series 2015-K719, Class C, PO, 6/25/2022 (a)	15,820	15,774
Series 2017-KF29, Class B, 4.35%, 2/25/2024 (a) (i)	110	110
Series 2017-KF32, Class B, 3.35%, 5/25/2024 (a) (i)	219	219
Series 2017-KF35, Class B, 3.55%, 8/25/2024 (a) (i)	128	127
Series 2017-KF38, Class B, 3.30%, 9/25/2024 (a) (i)	172	171
Series 2017-KF41, Class B, 3.30%, 11/25/2024 (a) (i)	133	132
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (i)	15,000	15,304
Series 2018-KF49, Class B, 2.70%, 6/25/2025 (a) (i)	290	280
Series 2018-KC02, Class B, 4.10%, 7/25/2025 (a) (i)	2,520	2,406
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (i)	15,000	13,950
Series 2018-KF51, Class C, 6.80%, 8/25/2025 (a) (i)	5,605	5,623
Series 2018-KBF2, Class B, 2.80%, 10/25/2025 (a) (i)	1,694	1,684
Series 2018-KF53, Class B, 2.85%, 10/25/2025 (i)	637	632
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (i)	11,000	10,619
Series 2019-KL4F, Class BAS, 4.29%, 10/25/2025 (a) (i)	7,998	7,601
Series 2018-KSL1, Class C, 3.83%, 11/25/2025 (a) (i)	15,000	13,586
Series 2019-KF58, Class B, 2.95%, 1/25/2026 (a) (i)	338	335
Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (i)	7,500	6,149
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (i)	5,000	4,904
Series 2019-K735, Class C, 4.02%, 5/25/2026 (a) (i)	4,774	4,624
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (i)	7,609	6,824
Series 2016-KF24, Class B, 5.80%, 10/25/2026 (a) (i)	76	77
Series 2020-KF74, Class B, 2.95%, 1/25/2027 (a) (i)	3,323	3,289
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (i)	9,625	8,043
Series 2017-KF33, Class B, 3.35%, 6/25/2027 (a) (i)	3,885	3,827
Series 2017-KF40, Class B, 3.50%, 11/25/2027 (a) (i)	124	123
Series 2018-KHG1, Class C, 3.81%, 12/25/2027 (a) (i)	26,000	23,544
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	7,725
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	142,782	556
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	76
Series 2018-KW06, Class B, 4.23%, 6/25/2028 (a) (i)	6,326	6,069
Series 21K-F116, Class CS, 6.69%, 6/25/2028 (a) (i)	52,000	52,605
Series 2018-KF50, Class B, 2.70%, 7/25/2028 (a) (i)	145	143
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a)	11,071	9,440
Series 2018-KSW4, Class C, 5.80%, 10/25/2028 (i)	6,090	5,657

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KF56, Class B, 3.25%, 11/25/2028 (a) (i)	766	760
Series 2019-KF57, Class B, 3.05%, 1/25/2029 (a) (i)	1,749	1,717
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (a) (i)	16,320	15,643
Series 2019-KBF3, Class C, 5.55%, 1/25/2029 (a) (i)	8,253	8,189
Series 2019-KF59, Class B, 3.15%, 2/25/2029 (a) (i)	666	655
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (i)	3,600	3,322
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,930
Series 2019-KF61, Class B, 3.00%, 4/25/2029 (a) (i)	3,049	3,023
Series 2019-KG01, Class B, 4.16%, 4/25/2029 (a) (i)	3,000	2,807
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	259,505	1,208
Series 2019-KF63, Class B, 3.15%, 5/25/2029 (a) (i)	5,128	5,084
Series 2019-KW09, Class B, 4.02%, 5/25/2029 (a) (i)	15,670	14,456
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	13,573
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	104
Series 2019-KF65, Class B, 3.20%, 7/25/2029 (a) (i)	4,344	4,243
Series 2019-KF66, Class B, 3.20%, 7/25/2029 (a) (i)	3,467	3,388
Series 2019-KC05, Class B, 4.15%, 7/25/2029 (a) (i)	16,737	14,716
Series 2019-KF67, Class B, 3.05%, 8/25/2029 (a) (i)	3,586	3,546
Series 2019-KF70, Class B, 3.10%, 9/25/2029 (a) (i)	1,334	1,322
Series 2019-KF71, Class B, 3.10%, 10/25/2029 (a) (i)	4,554	4,422
Series 2019-KF73, Class B, 3.25%, 11/25/2029 (a) (i)	10,459	10,364
Series 2020-KF75, Class B, 3.05%, 12/25/2029 (a) (i)	4,184	4,124
Series 2020-KF76, Class B, 3.55%, 1/25/2030 (a) (i)	2,631	2,607
Series 21K-F102, Class CS, 6.29%, 1/25/2031 (a) (i)	11,492	11,702
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	7,833
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	149,386	602
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	82
Series 2017-K153, Class B, PO, 4/25/2032 (a)	8,000	4,025
Series 2018-K158, Class B, 4.27%, 10/25/2033 (a) (i)	1,750	1,638
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	650
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	149,142	1,118
Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (i)	69	69
Series 2017-K61, Class C, 3.69%, 12/25/2049 (a) (i)	1,000	949
Series 2017-K70, Class C, 3.81%, 12/25/2049 (a) (i)	3,000	2,872
Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (i)	250	249
Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (i)	105	103
Series 2019-K87, Class C, 4.32%, 1/25/2051 (a) (i)	4,250	4,136
Series 2019-K734, Class C, 4.05%, 2/25/2051 (a) (i)	4,150	4,056
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	19,861
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	488,376	1,941
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	494
Series 2019-K97, Class C, 3.77%, 9/25/2051 (a) (i)	3,021	2,846
Series 2019-K103, Class B, 3.45%, 12/25/2051 (a) (i)	2,303	2,118
Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (i)	7,932	7,345
Series 2019-K102, Class C, 3.53%, 12/25/2051 (a) (i)	4,100	3,725
Series 2019-K88, Class C, 4.38%, 2/25/2052 (a) (i)	6,700	6,528
Series 2019-K92, Class C, 4.19%, 5/25/2052 (a) (i)	7,000	6,627
Series 2019-K94, Class D, PO, 7/25/2052 (a)	99,772	61,354

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K94, Class X2A, IO, 0.10%, 7/25/2052 (a)	1,077,271	5,314
Series 2019-K94, Class X2B, IO, 0.10%, 7/25/2052 (a)	249,429	1,290
Series 2019-K95, Class C, 3.92%, 8/25/2052 (a) (i)	3,250	3,080
Series 2019-K98, Class C, 3.74%, 10/25/2052 (a) (i)	1,000	935
Series 2019-K100, Class B, 3.49%, 11/25/2052 (a) (i)	5,188	4,871
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (i)	3,750	3,590
Series 2020-K737, Class C, 3.30%, 1/25/2053 (a) (i)	6,000	5,673
FRR Re-REMIC Trust
Series 2018-C1, Class C720, PO, 8/27/2047 ‡ (a)	7,000	6,942
Series 2018-C1, Class CK43, PO, 2/27/2048 ‡ (a)	9,400	8,063
Series 2018-C1, Class BK43, 2.82%, 2/27/2048 ‡ (a) (i)	12,434	11,665
Series 2018-C1, Class A725, 2.60%, 2/27/2050 (a) (i)	1,000	963
Series 2018-C1, Class B725, 2.96%, 2/27/2050 ‡ (a) (i)	2,225	2,136
GNMA
Series 2012-88, Class DI, IO, 0.52%, 8/16/2046 (i)	10,166	90
Series 2013-72, IO, 0.38%, 11/16/2047 (i)	39,973	601
Series 2014-9, IO, 0.30%, 2/16/2048 (i)	10,712	95
Series 2014-172, IO, 0.43%, 1/16/2049 (i)	21,203	354
Series 2012-44, IO, 0.03%, 3/16/2049 (i)	3,054	1
Series 2015-48, IO, 0.70%, 2/16/2050 (i)	768	20
Series 2013-15, IO, 0.55%, 8/16/2051 (i)	6,236	118
Series 2013-80, IO, 0.88%, 3/16/2052 (i)	11,019	253
Series 2015-86, IO, 0.40%, 5/16/2052 (i)	10,736	214
Series 2013-35, IO, 0.36%, 1/16/2053 (i)	7,910	76
Series 2012-125, IO, 0.17%, 2/16/2053 (i)	16,878	88
Series 2013-7, IO, 0.29%, 5/16/2053 (i)	60,074	544
Series 2012-89, IO, 0.19%, 12/16/2053 (i)	9,809	16
Series 2012-115, IO, 0.43%, 4/16/2054 (i)	28,892	311
Series 2014-124, Class IE, IO, 0.36%, 5/16/2054 (i)	8,577	112
Series 2013-48, IO, 0.50%, 7/16/2054 (i)	5,915	103
Series 2014-130, Class IB, IO, 0.34%, 8/16/2054 (i)	770	10
Series 2014-186, IO, 0.39%, 8/16/2054 (i)	1,485	20
Series 2013-194, IO, 0.31%, 9/16/2054 (i)	7,106	74
Series 2015-93, IO, 0.32%, 11/16/2054 (i)	17,531	220
Series 2013-179, IO, 0.04%, 1/16/2055 (i)	37,778	94
Series 2015-104, IO, 0.10%, 5/16/2055 (i)	7,971	98
Series 2013-178, IO, 0.13%, 6/16/2055 (i)	18,156	146
Series 2016-102, IO, 0.69%, 10/16/2055 (i)	11,142	314
Series 2014-135, IO, 0.42%, 1/16/2056 (i)	31,571	659
Series 2015-33, IO, 0.46%, 2/16/2056 (i)	15,053	286
Series 2015-59, IO, 0.90%, 6/16/2056 (i)	7,253	231
Series 2016-97, IO, 0.95%, 7/16/2056 (i)	18,046	850
Series 2016-143, IO, 0.86%, 10/16/2056	18,910	852
Series 2017-53, IO, 0.52%, 11/16/2056 (i)	22,070	811
Series 2017-76, IO, 0.82%, 12/16/2056 (i)	9,632	449
Series 2014-89, IO, 0.24%, 1/16/2057 (i)	11,412	148
Series 2014-110, IO, 0.27%, 1/16/2057 (i)	9,039	141
Series 2016-177, IO, 0.52%, 1/16/2057 (i)	27,459	843

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-114, IO, 0.38%, 3/15/2057 (i)	52,638	1,010
Series 2015-172, IO, 0.61%, 3/16/2057 (i)	7,466	194
Series 2017-72, IO, 0.63%, 4/16/2057 (i)	37,414	1,643
Series 2016-13, IO, 0.76%, 4/16/2057 (i)	9,062	317
Series 2015-188, IO, 0.34%, 7/16/2057 (i)	26,064	425
Series 2015-115, IO, 0.49%, 7/16/2057 (i)	2,742	68
Series 2016-40, IO, 0.62%, 7/16/2057 (i)	21,064	562
Series 2016-36, IO, 0.72%, 8/16/2057 (i)	6,203	210
Series 2017-146, IO, 0.52%, 9/16/2057 (i)	21,521	758
Series 2017-151, IO, 0.74%, 9/16/2057 (i)	10,442	469
Series 2017-173, IO, 0.81%, 9/16/2057 (i)	8,721	414
Series 2016-105, IO, 0.76%, 10/16/2057 (i)	31,444	1,045
Series 2016-157, IO, 0.91%, 11/16/2057 (i)	23,167	1,121
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (i)	44,068	1,978
Series 2016-56, IO, 1.00%, 11/16/2057 (i)	16,495	750
Series 2016-133, IO, 0.76%, 12/16/2057 (i)	25,698	890
Series 2016-96, IO, 0.76%, 12/16/2057 (i)	27,904	1,109
Series 2016-94, IO, 0.84%, 12/16/2057 (i)	1,971	72
Series 2016-35, IO, 0.71%, 3/16/2058 (i)	11,415	438
Series 2016-130, IO, 0.78%, 3/16/2058 (i)	22,781	847
Series 2016-92, IO, 0.62%, 4/16/2058 (i)	432	15
Series 2016-119, IO, 0.87%, 4/16/2058 (i)	81,360	3,076
Series 2016-151, IO, 0.89%, 6/16/2058 (i)	54,552	2,408
Series 2017-41, IO, 0.63%, 7/16/2058 (i)	8,939	314
Series 2016-87, IO, 0.70%, 8/16/2058 (i)	19,536	650
Series 2017-16, IO, 0.50%, 9/16/2058 (i)	20,151	635
Series 2016-175, IO, 0.74%, 9/16/2058 (i)	17,875	716
Series 2017-3, IO, 0.74%, 9/16/2058 (i)	35,732	1,367
Series 2017-54, IO, 0.65%, 12/16/2058 (i)	8,251	366
Series 2017-81, IO, 0.66%, 12/16/2058 (i)	5,386	218
Series 2017-70, IO, 0.53%, 2/16/2059 (i)	6,691	275
Series 2018-45, IO, 0.54%, 3/16/2059 (i)	15,008	638
Series 2017-105, IO, 0.53%, 5/16/2059 (i)	18,880	831
Series 2017-23, IO, 0.62%, 5/16/2059 (i)	12,807	512
Series 2017-35, IO, 0.64%, 5/16/2059 (i)	9,779	425
Series 2017-51, IO, 0.68%, 5/16/2059 (i)	7,067	294
Series 2017-86, IO, 0.71%, 5/16/2059 (i)	4,003	174
Series 2017-148, IO, 0.57%, 7/16/2059 (i)	14,853	580
Series 2017-69, IO, 0.70%, 7/16/2059 (i)	6,545	282
Series 2017-126, IO, 0.68%, 8/16/2059 (i)	26,912	1,197
Series 2017-171, IO, 0.66%, 9/16/2059 (i)	2,728	121
Series 2018-57, IO, 0.42%, 10/16/2059 (i)	70,220	2,808
Series 2018-4, IO, 0.56%, 10/16/2059 (i)	4,929	218
Series 2017-157, IO, 0.51%, 12/16/2059 (i)	10,986	404
Series 2018-9, IO, 0.46%, 1/16/2060 (i)	96,779	3,810
Series 2019-135, IO, 0.71%, 2/16/2060 (i)	21,252	1,119
Series 2019-67, IO, 0.84%, 2/16/2060 (i)	10,288	591
Series 2018-106, IO, 0.62%, 4/16/2060 (i)	8,649	516

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-119, IO, 0.65%, 5/16/2060 (i)	8,665	528
Series 2018-85, IO, 0.54%, 7/16/2060 (i)	9,296	456
Series 2018-98, IO, 0.45%, 8/16/2060 (i)	48,717	1,866
Series 2019-9, IO, 0.88%, 8/16/2060 (i)	12,808	756
Series 2020-184, IO, 0.91%, 11/16/2060 (i)	9,699	675
Series 2019-114, IO, 1.08%, 2/16/2061 (i)	31,595	2,198
Series 2021-82, Class TA, IF, IO, 3.25%, 4/16/2061 (i)	71,138	9,210
Series 2019-32, IO, 0.60%, 5/16/2061 (i)	52,168	2,798
Series 2021-95, Class TA, IF, IO, 3.25%, 6/1/2061 (i)	55,580	7,651
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (i)	4,600	284
Series 2021-123, Class SA, IF, IO, 3.25%, 6/16/2061 (i)	47,773	6,691
Series 2019-155, IO, 0.49%, 7/16/2061 (i)	122,604	5,836
Series 2021-153, Class SA, IF, IO, 3.25%, 8/16/2061 (i)	54,229	8,019
Series 2021-218, IO, 0.96%, 10/16/2061 (i)	16,427	1,354
Series 2021-178, Class SA, IF, IO, 3.25%, 10/16/2061 (i)	79,646	12,097
Series 2020-28, IO, 0.82%, 11/16/2061 (i)	18,444	1,192
Series 2020-56, IO, 0.97%, 11/16/2061 (i)	48,998	3,203
Series 2020-124, IO, 1.02%, 12/16/2061 (i)	9,826	754
Series 2019-130, IO, 0.68%, 1/16/2062 (i)	10,505	671
Series 2019-144, IO, 0.79%, 1/16/2062 (i)	16,192	1,100
Series 2020-40, IO, 0.88%, 1/16/2062 (i)	41,959	2,723
Series 2020-14, IO, 0.57%, 2/16/2062 (i)	101,883	5,373
Series 2020-2, IO, 0.58%, 3/16/2062 (i)	55,224	2,725
Series 2020-27, IO, 0.70%, 3/16/2062 (i)	27,895	1,580
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (i)	50,795	3,369
Series 2020-94, IO, 0.96%, 3/16/2062 (i)	71,867	4,912
Series 2020-110, IO, 1.04%, 3/16/2062 (i)	31,058	2,176
Series 2020-143, IO, 1.13%, 3/16/2062 (i)	25,860	2,028
Series 2020-73, IO, 1.25%, 3/16/2062 (i)	28,839	2,296
Series 2020-10, IO, 0.59%, 4/16/2062 (i)	37,073	1,948
Series 2020-23, IO, 0.65%, 4/16/2062 (i)	99,939	5,837
Series 2020-70, IO, 0.76%, 4/16/2062 (i)	50,413	3,038
Series 2020-38, IO, 0.81%, 4/16/2062 (i)	120,501	7,511
Series 2020-54, IO, 0.92%, 4/16/2062 (i)	172,465	11,585
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (i)	53,310	4,596
Series 2020-120, IO, 0.77%, 5/16/2062 (i)	8,816	590
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (i)	155,819	10,899
Series 2020-72, IO, 1.03%, 5/16/2062 (i)	113,176	8,409
Series 2020-50, IO, 0.49%, 6/16/2062 (i)	49,436	2,599
Series 2020-106, Class IC, IO, 0.80%, 6/16/2062 (i)	164,601	10,663
Series 2020-108, IO, 0.84%, 6/16/2062 (i)	35,046	2,317
Series 2020-118, IO, 0.90%, 6/16/2062 (i)	63,535	4,469
Series 2020-147, IO, 0.91%, 6/16/2062 (i)	177,821	12,997
Series 2020-169, IO, 0.86%, 7/16/2062 (i)	392,313	27,134
Series 2020-136, IO, 1.02%, 8/16/2062 (i)	56,251	4,327
Series 2020-161, IO, 1.04%, 8/16/2062 (i)	22,508	1,766
Series 2020-111, IO, 0.88%, 9/15/2062 (i)	17,644	1,163
Series 2021-88, IO, 0.76%, 9/16/2062 (i)	297,352	19,936

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-158, IO, 0.77%, 9/16/2062 (i)	57,062	3,700
Series 2020-114, IO, 0.80%, 9/16/2062 (i)	80,089	6,350
Series 2021-3, IO, 0.87%, 9/16/2062 (i)	209,177	15,062
Series 2020-192, IO, 0.95%, 9/16/2062 (i)	65,232	4,774
Series 2020-172, IO, 1.13%, 9/16/2062 (i)	43,915	3,675
Series 2021-33, IO, 0.84%, 10/16/2062 (i)	188,795	13,367
Series 2021-102, IO, 0.85%, 10/16/2062 (i)	28,232	2,002
Series 2021-71, IO, 0.87%, 10/16/2062 (i)	174,160	12,577
Series 2020-128, IO, 0.92%, 10/16/2062 (i)	59,744	4,393
Series 2020-159, IO, 1.01%, 10/16/2062 (i)	29,717	2,296
Series 2020-190, IO, 1.04%, 11/16/2062 (i)	63,037	5,161
Series 2021-80, IO, 0.90%, 12/16/2062 (i)	65,792	5,217
Series 2020-150, IO, 0.95%, 12/16/2062 (i)	90,140	8,510
Series 2020-195, IO, 0.96%, 12/16/2062 (i)	54	4
Series 2021-48, Class HT, IF, IO, 3.25%, 12/16/2062 (i)	91,497	10,570
Series 2021-40, IO, 0.82%, 2/16/2063 (i)	52,935	3,767
Series 2021-120, IO, 1.00%, 2/16/2063 (i)	57,125	4,748
Series 2021-62, Class SA, IF, IO, 3.25%, 2/16/2063 (i)	119,796	23,624
Series 2020-145, IO, 0.73%, 3/16/2063 (i)	36,188	2,218
Series 2021-101, IO, 0.69%, 4/16/2063 (i)	92,369	5,907
Series 2021-106, IO, 0.86%, 4/16/2063 (i)	176,825	13,351
Series 2021-151, IO, 0.92%, 4/16/2063 (i)	107,965	8,345
Series 2021-168, IO, 0.80%, 5/16/2063 (i)	148,184	10,385
Series 2021-22, IO, 0.98%, 5/16/2063 (i)	57,153	4,438
Series 2021-10, IO, 0.99%, 5/16/2063 (i)	71,086	5,695
Series 2021-170, IO, 0.99%, 5/16/2063 (i)	15,650	1,273
Series 2021-141, Class SA, IF, IO, 3.25%, 6/16/2063 (i)	45,767	6,521
Series 2021-133, IO, 0.88%, 7/16/2063 (i)	90,671	6,762
Series 2021-181, IO, 0.97%, 7/16/2063 (i)	214,949	17,257
Series 2021-61, IO, 1.10%, 8/16/2063 (i)	50,427	4,091
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (i)	64,538	6,201
Series 2021-112, IO, 0.96%, 10/16/2063 (i)	18,505	1,448
Series 2021-148, IO, 1.06%, 10/16/2063 (i)	67,460	5,777
Series 2021-110, IO, 0.88%, 11/16/2063 (i)	2,937	225
Series 2021-180, IO, 0.90%, 11/16/2063 (i)	21,656	1,728
Series 2021-150, IO, 1.03%, 11/16/2063 (i)	29,510	2,509
Series 2021-185, IO, 1.10%, 11/16/2063 (i)	39,069	3,448
Series 2021-167, IO, 0.87%, 12/16/2063 (i)	66,246	5,176
Series 2022-7, Class SA, IF, IO, 3.25%, 2/16/2064 (i)	64,832	9,752
Series 2021-224, IO, 0.78%, 4/16/2064 (i)	83,164	6,248
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	33,642	2,871
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.72%, 11/10/2045 ‡ (a) (i)	400	395
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	3,255
Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (a) (i)	4,880	4,713
Series 2015-GC28, Class D, 4.31%, 2/10/2048 ‡ (a) (i)	2,000	1,829
Series 2015-GC32, Class D, 3.35%, 7/10/2048 ‡	4,521	3,963
Series 2015-GC32, Class E, 4.42%, 7/10/2048 ‡ (a) (i)	4,000	3,045

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	12,874	10,584
Series 2016-GS3, Class C, 3.99%, 10/10/2049 ‡ (i)	3,250	3,010
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (i)	5,547	4,626
Series 2015-GC30, Class D, 3.38%, 5/10/2050 ‡	4,000	3,589
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	4,950	3,602
Series 2019-GC42, Class D, 2.80%, 9/1/2052 (a)	11,880	9,104
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (i)	39,035	819
Series 2020-GC45, Class XA, IO, 0.67%, 2/13/2053 (i)	74,652	2,883
Series 2020-GC45, Class D, 2.85%, 2/13/2053 ‡ (a) (i)	3,000	2,268
Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a) (i)	7,000	4,980
Series 2020-GC47, Class XA, IO, 1.13%, 5/12/2053 (i)	80,775	5,757
Series 2020-GSA2, Class XA, IO, 1.73%, 12/12/2053 (a) (i)	186,880	19,679
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 ‡ (a)	18,158	13,225
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 ‡ (a)	4,000	2,618
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (i)	4,606	4,461
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (a) (i)	3,725	2,840
Series 2019-LIC, Class F, 3.24%, 10/14/2039 ‡ (a) (i)	28,015	20,585
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 ‡ (a)	3,000	2,766
Series 2014-C26, Class D, 3.88%, 1/15/2048 ‡ (a) (i)	1,100	1,000
Series 2015-C31, Class B, 4.61%, 8/15/2048 (i)	2,000	1,939
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡ (i)	5,000	4,767
Series 2015-C33, Class D2, 4.11%, 12/15/2048 ‡ (a) (i)	1,000	857
Series 2016-C1, Class D1, 4.23%, 3/17/2049 ‡ (a) (i)	1,500	1,377
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.46%, 3/15/2050 (i)	31,917	672
Series 2017-JP5, Class D, 4.54%, 3/15/2050 ‡ (a) (i)	1,000	852
Series 2017-JP7, Class D, 4.39%, 9/15/2050 ‡ (a) (i)	367	316
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,335
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.16%, 10/15/2050 ‡ (i)	2,501	2,301
Series 2019-COR6, Class D, 2.50%, 11/13/2052 ‡ (a)	9,875	7,501
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.00%, 12/15/2046 ‡ (a) (i)	2,750	2,683
Series 2015-JP1, Class C, 4.72%, 1/15/2049 ‡ (i)	1,000	974
Series 2016-JP3, Class D, 3.43%, 8/15/2049 ‡ (a) (i)	8,122	6,452
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.92%, 12/15/2037 ‡ (a) (i)	3,938	3,708
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (i)	88	36
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 4.08%, 4/15/2038 ‡ (a) (i)	9,600	8,975
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class E, 4.72%, 8/15/2045 ‡ (a) (i)	2,530	2,521
Series 2014-C14, Class D, 5.04%, 2/15/2047 ‡ (a) (i)	5,350	5,282
Series 2014-C15, Class D, 4.90%, 4/15/2047 ‡ (a) (i)	1,000	969
Series 2014-C16, Class B, 4.32%, 6/15/2047 ‡ (i)	11,000	10,631
Series 2014-C16, Class C, 4.75%, 6/15/2047 ‡ (i)	2,300	2,148
Series 2014-C17, Class C, 4.48%, 8/15/2047 ‡ (i)	4,000	3,895
Series 2014-C17, Class D, 4.73%, 8/15/2047 ‡ (a) (i)	9,393	8,519

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	7,157	6,511
Series 2015-C27, Class E, 3.24%, 12/15/2047 ‡ (a) (i)	2,500	1,873
Series 2015-C27, Class F, 3.24%, 12/15/2047 ‡ (a) (i)	6,334	3,896
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,772
Series 2014-C19, Class E, 3.25%, 12/15/2047 ‡ (a)	6,500	4,747
Series 2015-C20, Class D, 3.07%, 2/15/2048 ‡ (a)	5,086	4,579
Series 2015-C21, Class XA, IO, 0.85%, 3/15/2048 (i)	20,752	376
Series 2015-C21, Class B, 3.85%, 3/15/2048 (i)	4,000	3,735
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,000	2,637
Series 2015-C26, Class D, 3.06%, 10/15/2048 ‡ (a)	4,000	3,544
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (i)	4,350	4,066
Series 2016-C31, Class C, 4.27%, 11/15/2049 ‡ (i)	1,000	886
Series 2015-C23, Class D, 4.14%, 7/15/2050 ‡ (a) (i)	1,500	1,378
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.22%, 12/15/2050 ‡ (i)	1,200	1,109
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (a) (i)	1,000	860
Series 2015-UBS8, Class B, 4.31%, 12/15/2048 ‡ (i)	5,847	5,542
Series 2016-UB11, Class C, 3.69%, 8/15/2049 ‡ (i)	2,000	1,829
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,338
Series 2020-L4, Class D, 2.50%, 2/15/2053 ‡ (a)	10,000	7,477
Series 2020-HR8, Class XA, IO, 1.84%, 7/15/2053 (i)	19,608	2,246
Series 2021-L5, Class XB, IO, 0.71%, 5/15/2054 (i)	60,000	3,317
Series 2021-L5, Class XA, IO, 1.30%, 5/15/2054 (i)	163,087	13,061
Series 2021-L5, Class D, 2.50%, 5/15/2054 ‡ (a)	1,818	1,301
Series 2021-L5, Class E, 2.50%, 5/15/2054 ‡ (a)	4,234	2,820
Series 2021-L5, Class C, 3.16%, 5/15/2054 ‡	6,000	4,969
Series 2021-L6, Class D, 2.50%, 6/15/2054 ‡ (a) (i)	13,685	9,665
Series 2021-L6, Class E, 2.50%, 6/15/2054 ‡ (a) (i)	5,500	3,668
Series 2021-L6, Class C, 3.46%, 6/15/2054 ‡ (i)	4,500	3,775
Series 2021-L7, Class E, 2.50%, 10/15/2054 ‡ (a)	8,091	5,489
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 ‡ (a)	13,337	11,685
Series 2019-PARK, Class J, 4.25%, 12/15/2036 ‡ (a)	20,000	17,911
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 2.71%, 10/15/2049 ‡ (a) (i)	1,366	1,323
Series 2019-01, Class M10, 4.26%, 10/15/2049 ‡ (a) (i)	31,463	29,124
Series 2020-01, Class M10, 4.76%, 3/25/2050 ‡ (a) (i)	30,000	27,330
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.68%, 12/18/2051 ‡ (a) (i)	8,000	6,410
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 ‡ (a) (i)	5,000	3,524
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 3.52%, 4/14/2036 ‡ (a) (i)	3,500	3,428
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.25%, 2/13/2053 (a) (i)	91,059	6,509
Series 2020-RR1, Class A2, 2.53%, 2/13/2053 (a)	4,000	3,897
Series 2020-RR1, Class B, 3.48%, 2/13/2053 ‡ (a)	11,440	10,359
Series 2020-RR1, Class C, 3.98%, 2/13/2053 ‡ (a) (i)	4,750	4,209
Series 2020-RR1, Class D, 4.06%, 2/13/2053 ‡ (a) (i)	9,750	8,127
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	2,000	1,864

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050 ‡	5,330	4,705
Series 2017-C2, Class C, 4.30%, 8/15/2050 ‡ (i)	7,250	6,560
Series 2017-C5, Class C, 4.31%, 11/15/2050 ‡ (i)	1,000	948
Series 2018-C11, Class XB, IO, 0.27%, 6/15/2051 (i)	100,000	1,942
Series 2018-C11, Class B, 4.71%, 6/15/2051 ‡ (i)	5,000	4,854
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class D, 5.04%, 8/10/2049 ‡ (a) (i)	3,000	2,988
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	1,943	1,892
Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (i)	157	151
Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (i)	290	276
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (i)	2,031	2,009
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (i)	4,122	3,997
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	4,235	4,133
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (i)	13,061	11,904
Series 2021-1, Class M1, 1.79%, 5/25/2051 ‡ (a) (i)	3,882	3,440
Series 2021-1, Class M2, 2.26%, 5/25/2051 ‡ (a) (i)	2,362	2,074
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (i)	5,525	4,977
Series 2021-4, Class A, 2.52%, 12/26/2051 (a) (i)	3,457	3,303
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (i)	3,413	3,388
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (i)	93,649	5,109
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 ‡ (a) (i)	7,952	7,184
Series 2015-C26, Class D, 3.59%, 2/15/2048 ‡ (a)	3,000	2,695
Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	3,500	3,172
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (a) (i)	9,230	7,566
Series 2015-C29, Class D, 4.21%, 6/15/2048 ‡ (i)	4,000	3,653
Series 2016-C35, Class D, 3.14%, 7/15/2048 ‡ (a)	3,000	2,324
Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (i)	3,000	2,739
Series 2016-NXS6, Class B, 3.81%, 11/15/2049 ‡	450	423
Series 2017-RB1, Class D, 3.40%, 3/15/2050 ‡ (a)	1,500	1,255
Series 2017-C38, Class D, 3.00%, 7/15/2050 ‡ (a)	4,500	3,582
Series 2017-C42, Class D, 2.80%, 12/15/2050 ‡ (a) (i)	1,185	913
Series 2018-C44, Class XB, IO, 0.18%, 5/15/2051 (i)	70,000	710
Series 2018-C44, Class D, 3.00%, 5/15/2051 ‡ (a)	1,250	967
Series 2018-C46, Class D, 3.00%, 8/15/2051 ‡ (a)	1,890	1,448
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (i)	2,000	1,880
Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (i)	15,829	1,281
Series 2020-C55, Class D, 2.50%, 2/15/2053 ‡ (a)	4,500	3,287
Series 2020-C55, Class E, 2.50%, 2/15/2053 ‡ (a)	6,850	4,402
Series 2021-C59, Class D, 2.50%, 4/15/2054 ‡ (a)	2,500	1,833
Series 2021-C59, Class E, 2.50%, 4/15/2054 ‡ (a)	5,000	3,452
Series 2022-C62, Class C, 4.35%, 4/15/2055 ‡ (i)	3,950	3,533
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 ‡ (a)	2,000	1,785
Series 2015-NXS2, Class D, 4.28%, 7/15/2058 ‡ (i)	2,226	1,987
Series 2015-LC22, Class D, 4.55%, 9/15/2058 ‡ (i)	5,107	4,666
Series 2016-C32, Class D, 3.79%, 1/15/2059 ‡ (a) (i)	4,000	3,477
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045 (a)	3,755	3,755

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057 ‡ (a) (i)	6,540	5,725
Total Commercial Mortgage-Backed Securities (Cost $3,522,874)		3,175,774
Asset-Backed Securities — 20.3%
ABFC Trust Series 2002-OPT1, Class M1, 2.10%, 5/25/2032 ‡ (i)	142	141
ACC Trust
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	4,056	4,055
Series 2019-1, Class C, 6.41%, 2/20/2024 (a)	3,079	3,083
Series 2021-1, Class B, 1.43%, 7/22/2024 (a)	8,157	8,093
Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	11,285	11,281
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	4,455	4,350
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	12,509
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	8,625
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	235	230
Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	508	507
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	2,917	2,734
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	3,588	3,329
Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡ (a)	4,936	4,571
Affirm Asset Securitization Trust
Series 2021-A, Class B, 1.06%, 8/15/2025 ‡ (a)	900	874
Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	630	604
Series 2021-A, Class D, 3.49%, 8/15/2025 ‡ (a)	750	720
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	905
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	2,237	2,223
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	1,064	1,119
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,804	4,230
American Credit Acceptance Receivables Trust
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	4,673	4,664
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	13,050	13,021
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	9,978
Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	710	710
Series 2019-2, Class F, 5.81%, 6/12/2026 (a)	2,000	2,014
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	3,000	2,983
Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	5,180	5,176
Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	13,460	13,316
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,386	5,143
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	4,500	4,301
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	17,000	16,095
Series 2020-4, Class F, 5.22%, 8/13/2027 (a)	5,000	4,946
Series 2021-3, Class C, 0.98%, 11/15/2027 (a)	5,470	5,275
Series 2021-3, Class D, 1.34%, 11/15/2027 (a)	8,832	8,298
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	12,406	11,581
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	875
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	5,425	5,105
Series 2021-4, Class E, 3.12%, 2/14/2028 (a)	14,800	13,876
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	3,205	2,986

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	10,316	9,511
Series 2021-3, Class F, 3.64%, 5/15/2028 (a)	10,175	9,487
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	8,433	8,391
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	7,853	7,809
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	5,250	4,920
Series 2022-1, Class F, 4.87%, 11/13/2028 (a)	4,482	4,273
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	9,960	9,484
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	10,005	9,578
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	7,500	7,119
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	2,325	2,121
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 ‡ (a)	18,177	16,625
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	15,556	14,250
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 ‡ (a)	7,300	6,852
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	5,310	4,868
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	2,125	2,000
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	2,125	1,985
Series 2022-SFR13.94%, 3/17/2039 (a)	9,913	9,392
Series 2022-SFR16.02%, 3/17/2039 ‡ (a)	9,913	9,401
Applebee's Funding LLC
Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	4,697	4,610
Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	8,005	7,556
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	7,163
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	4,041
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,500	4,475
Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,492
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	556
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	2,945
Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	2,837
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	8,000	7,242
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class DR, 7.21%, 10/20/2031 ‡ (a) (i)	2,250	2,063
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	1,044	1,123
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 3.62%, 12/15/2038 ‡ (a) (i)	8,700	8,348
Series 2021-FL7, Class E, 4.27%, 12/15/2038 ‡ (a) (i)	225	215
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	4,721	4,380
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	3,832	3,507
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	5,006	4,657
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	17,200	15,464
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	3,205	2,879
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	2,995	2,715
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,224	1,204
Camden 2022 CZ JPCH Anna Vert, 7.00%, 4/16/2026 (a) (i)	828	828
Camden 2022 CZ OZ Mabank, 7.00%, 4/15/2026 (a) (i)	777	777

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	934	937
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,919
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,780	2,574
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,483	3,337
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,986	2,792
Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	3,500	3,341
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	4,290	3,960
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	4,510	3,919
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	6,080	5,160
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	1,543	1,545
Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	505
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	3,020
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,722
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,923
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (i)	6,552	6,275
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (g)	147	142
CF Hippolyta LLC Series 2020-1, Class B1, 2.28%, 7/15/2060 ‡ (a)	4,096	3,732
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	12,000	11,820
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	12,000	11,760
CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,661
Conn's Receivables Funding LLC
Series 2020-A, Class C, 4.20%, 6/16/2025 ‡ (a)	350	349
Series 2021-A, Class A, 1.05%, 5/15/2026 (a)	2,857	2,839
Series 2021-A, Class B, 2.87%, 5/15/2026 ‡ (a)	1,980	1,925
Series 2021-A, Class C, 4.59%, 5/15/2026 ‡ (a)	1,800	1,704
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class C, 4.41%, 10/15/2026 ‡ (a)	2,127	2,121
Series 2020-P1, Class C, 4.61%, 3/15/2028 ‡ (a)	6,436	6,411
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a) (i)	1,493	1,441
Series 2019-2, Class E, 5.26%, 6/15/2052 ‡ (a) (i)	5,576	5,135
Series 2019-3, Class XB, IO, 1.42%, 10/15/2052 (a) (i)	53,875	4,199
Series 2019-3, Class XA, IO, 2.06%, 10/15/2052 (a) (i)	29,624	1,521
Series 2019-3, Class D, 3.76%, 10/15/2052 ‡ (a)	8,689	7,505
Series 2019-3, Class E, 4.76%, 10/15/2052 ‡ (a) (i)	5,810	5,117
CPS Auto Receivables Trust
Series 2021-A, Class E, 2.53%, 3/15/2028 (a)	3,100	2,896
Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	6,750	6,330
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 1.73%, 7/25/2034 ‡ (i)	692	679
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 ‡ (a)	3,800	3,388
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	372	367
Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	1,277	1,242
Diversified Abs Phase III LLC, 4.88%, 4/28/2039 ‡	32,275	31,306
Drive Auto Receivables Trust Series 2018-3, Class D, 4.30%, 9/16/2024	315	316

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,935	1,895
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	491	460
DRIVEN BRANDS FUNDING LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,871	3,652
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	690	691
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	3,770	3,794
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	2,300	2,295
Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	10,500	10,456
Series 2019-4A, Class E, 3.93%, 10/15/2026 (a)	13,080	12,853
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,633	2,482
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	2,022	1,895
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,750	10,566
Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	6,880	7,089
Series 2020-3A, Class E, 3.62%, 10/15/2027 (a)	5,300	5,169
Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	1,878
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	6,500	6,031
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	3,405	3,080
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	3,100	2,953
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	424	415
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,217	1,154
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	3,513	3,280
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	50	50
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	641	644
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,190
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	3,555	3,493
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	36,335	35,795
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	35,090	34,511
Series 2020-2A, Class E, 7.19%, 9/15/2027 (a)	10,510	10,920
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	17,700	15,968
Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	33,320	31,727
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	11,717	10,937
Series 2022-2A, Class D, 4.56%, 7/17/2028	2,000	1,974
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	23,000	22,687
FirstKey Homes Trust
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 ‡ (a)	9,000	8,519
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	7,333	6,432
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	113	113
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	833	834
Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	3,873
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,434
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,852
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	7,000	6,617
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	25,000	22,899

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (i)	19,140	17,327
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	9,849
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	842
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	3,045
Freed ABS Trust
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	447	447
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	12,250	12,253
Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	128	128
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	3,250	3,224
FREED ABS Trust
Series 2021-1CP, Class C, 2.83%, 3/20/2028 ‡ (a)	1,400	1,369
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	2,796	2,723
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	9,524	8,566
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	1,000	987
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	4,505	4,536
Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	7,950	7,949
Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	700	693
Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	8,950	8,804
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,882
Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	15,750	15,588
Series 2020-3A, Class E, 4.31%, 7/15/2027 (a)	3,830	3,757
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	245	228
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	11,700	11,257
GLS Auto Receivables Trust
Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	2,187	2,078
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,175	1,120
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,130	1,033
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (a)	79	77
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 (a)	12	12
Series 2016-4B, Class B, 4.99%, 9/20/2047 (a)	153	149
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	2,695	2,414
Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	10,331
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	2,135	2,011
Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	1,857	1,819
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a) (j)	9,698	9,197
Series 2022-A, Class E, 8.00%, 5/15/2041 (a) (j)	1,826	1,656
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 ‡ (a)	15,214	13,367
Lakeview CDO LLC, 3.24%, 11/10/2032 ‡ (i)	3,550	3,540
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	22,785
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	24,180
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	21,756

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	20,617
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	18,521
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	16,712
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	13,435
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	15,685
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	11,847
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	8,511	8,126
Series 2021-A, Class D, 5.73%, 12/15/2028 ‡ (a)	11,540	10,925
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (a)	12,450	11,761
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (a)	27,348	25,338
Series 2021-B, Class D, 6.12%, 2/15/2029 ‡ (a)	2,000	1,843
Series 2022-A, Class D, 4.54%, 6/15/2029 ‡ (a)	19,000	18,085
LendingPoint Asset Securitization Trust
Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	10,628	10,537
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	6,527
Lendmark Funding Trust
Series 2019-1A, Class D, 5.34%, 12/20/2027 ‡ (a)	6,000	5,811
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	2,973
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (a)	16,710	16,377
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,729	3,341
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,326	1,136
Series 2021-1A, Class C, 3.41%, 11/20/2031 (a)	1,312	1,108
Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	14,380	11,970
Series 2021-2A, Class D, 4.46%, 4/20/2032 ‡ (a)	15,000	12,127
LFT CRE Ltd. (Cayman Islands)
Series 2021-FL1, Class D, 3.32%, 6/15/2039 ‡ (a) (i)	22,600	21,548
Series 2021-FL1, Class E, 3.82%, 6/15/2039 ‡ (a) (i)	10,000	9,390
LL ABS Trust
Series 2019-1A, Class C, 5.07%, 3/15/2027 ‡ (a)	8,345	8,348
Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (a)	5,410	5,425
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	6,252	6,074
Series 2021-1A, Class B, 2.17%, 5/15/2029 ‡ (a)	2,269	2,102
Series 2021-1A, Class C, 3.54%, 5/15/2029 ‡ (a)	5,120	4,717
LP LMS Asset Securitization Trust
8.35%, 10/15/2028	10,463	10,568
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡ (a)	8,895	8,376
Magnetite Ltd. (Cayman Islands) Series 2020-27A, Class ER, 7.06%, 10/20/2034 ‡ (a) (i)	7,000	6,406
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 ‡ (a)	5,120	4,928
Series 2021-BA, Class E, 4.68%, 11/20/2036 ‡ (a)	5,030	4,430
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	27,417	27,513
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 ‡ (a)	2,550	2,245
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	15,497	15,298
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	7,592	7,277
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	6,054	5,611
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	15,946	14,887

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	33,144	30,499
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	18,083	16,978
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	5,542	5,272
Octane Receivables Trust Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	11,143	11,172
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (a)	2,685	2,564
Series 2021-1A, Class C, 2.97%, 5/17/2027 ‡ (a)	2,500	2,343
Series 2021-1A, Class D, 4.94%, 5/17/2027 ‡ (a)	2,027	1,910
OneMain Direct Auto Receivables Trust Series 2019-1A, Class D, 4.68%, 4/14/2031 (a)	4,500	4,472
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	552	551
Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,461
Series 2020-2A, Class A, 1.75%, 9/14/2035 (a)	6,822	6,216
Series 2020-2A, Class B, 2.21%, 9/14/2035 ‡ (a)	4,000	3,561
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	1,077	1,035
Series 2021-B, Class D, 5.41%, 5/8/2031 ‡ (a)	1,760	1,676
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	8,663	8,079
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	1,315	1,296
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	1,794	1,705
P2 Master Trust Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	25,000
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 5/17/2027 ‡ (a)	3,396	3,411
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	11,339	10,631
Series 2021-3, Class C, 3.27%, 5/15/2029 ‡ (a)	17,499	16,388
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 3.64%, 10/15/2029 ‡ (a) (i)	8,877	8,327
Series 2021-4A, Class D, 6.04%, 10/15/2029 ‡ (a) (i)	12,000	11,005
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,385	1,357
Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	4,192	3,841
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 3.36%, 4/25/2023 (a) (i)	4,626	4,578
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.60%, 7/25/2035 ‡ (g)	158	154
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (g)	3,333	3,060
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (a) (g)	5,000	4,684
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (g)	14,000	13,287
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 ‡ (a)	7,000	6,330
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	5,000	4,545
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡ (a)	3,000	2,751
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	5,894
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 ‡ (a)	8,000	6,935
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 ‡ (a)	15,000	12,923
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 ‡ (a)	10,211	8,998
Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025 ‡ (a)	2,641	2,641
RAMP Trust Series 2002-RS2, Class AI5, 5.16%, 3/25/2032 ‡ (i)	58	54

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
RCO VII Mortgage LLC Series 2021-1, Class A2, 3.97%, 5/26/2026 (a) (g)	2,500	2,319
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 3.50%, 12/27/2044 (a) (i)	8,775	8,494
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,000	5,741
Series 2020-1, Class D, 6.77%, 10/15/2030 ‡ (a)	2,410	2,320
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,330
Series 2021-1, Class B, 2.42%, 3/17/2031 ‡ (a)	895	809
Series 2021-1, Class C, 3.04%, 3/17/2031 ‡ (a)	2,500	2,225
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,600	2,262
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (g)	115	113
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (g)	452	417
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 (a)	128	124
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,857	2,770
Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (a)	930	856
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 9/15/2027	2,940	2,901
Series 2022-2, Class C, 3.76%, 7/16/2029	3,100	3,018
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	329	331
Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	669	670
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	852
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,828
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 ‡ (a)	2,354	2,184
Series 2022-1A, Class F, 6.00%, 7/20/2032 ‡ (a)	5,360	4,837
Series 2021-1A, Class E, 3.56%, 8/20/2032 ‡ (a)	3,300	3,113
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	20,757	19,593
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	785	731
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	329	322
Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	906	882
Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	2,080	2,006
Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	5,088	5,040
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡ (a)	2,872	2,717
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	3,250	3,201
Sonic Capital LLC Series 2021-1A, Class A2II, 2.64%, 8/20/2051 (a)	5,381	4,376
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (g)	7,500	7,044
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 6.81%, 12/29/2029 ‡ (a) (i)	1,940	1,789
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.98%, 9/25/2034 ‡ (i)	49	49
Tesla Auto Lease Trust
Series 2019-A, Class D, 3.37%, 1/20/2023 (a)	2,700	2,694
Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	4,493	4,469
Series 2021-A, Class E, 2.64%, 3/20/2025 (a)	11,000	10,437
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	481

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	6,349	6,349
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	476
Tricon JV2 Series 2021-1 PC, 3.00%, 12/15/2023 ‡ (a)	4,980	4,980
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	4,566	4,193
Series 2016-1, Class B, 3.65%, 1/7/2026	3,760	3,497
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	1,354
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	2,091
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	4,156	3,980
Series 2021-PT1, Class A, HB, 27.86%, 9/20/2027 (a) (i)	6,577	6,362
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	2,643
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	4,683	4,484
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	2,104
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	2,712	2,557
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	2,297
Series 2021-PT2, Class A, HB, 20.95%, 11/20/2029 (a) (i)	9,865	9,606
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 (a) (i)	10,321	10,097
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	11,807	11,519
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 (a) (i)	3,783	3,679
Series 2022-PT2, Class A, 16.95%, 2/20/2030 (a) (i)	9,673	9,806
Series 2022-PT1, Class A, 19.08%, 2/20/2030 (a) (i)	10,969	11,135
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	5,284	5,106
Series 2022-PT3, Class A, 19.34%, 4/20/2030 (a) (i)	7,587	7,770
Series 2022-PT4, Class A, HB, 20.59%, 5/20/2030 (a) (i)	6,384	6,486
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (a)	6,100	6,003
Series 2020-3, Class C, 6.25%, 11/20/2030 ‡ (a)	1,000	988
Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (a)	2,500	2,336
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	16,291	15,205
Series 2021-3, Class C, 3.28%, 7/20/2031 ‡ (a)	6,518	6,022
Series 2021-4, Class C, 3.19%, 9/20/2031 ‡ (a)	6,604	5,959
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	9,228	8,944
Series 2021-5, Class C, 4.15%, 11/20/2031 ‡ (a)	12,636	11,538
Series 2022-1, Class C, 5.71%, 3/20/2032 ‡ (a)	6,474	6,090
Series 2022-2, Class B, 6.10%, 5/20/2032 (a) (j)	12,700	12,562
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	3,185	3,161
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	3,407	3,296
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	8,054	7,570
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	9,667
US Auto Funding LLC Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	1,555	1,555
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (g)	5,500	5,232
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,238	10,238
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (a) (g)	13,099	12,483
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (g)	5,071	4,850
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 4.29%, 10/18/2031 ‡ (a) (i)	535	475

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	2,211	2,170
Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	872	859
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	5,720	5,767
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	600	599
Series 2019-2A, Class E, 4.02%, 4/15/2025 (a)	4,815	4,821
Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,883
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	3,400	3,391
Series 2021-2A, Class D, 1.23%, 12/15/2026 (a)	1,380	1,297
Series 2021-2A, Class E, 2.38%, 3/15/2027 (a)	1,700	1,573
Series 2022-1A, Class D, 3.49%, 3/15/2027 (a)	812	784
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	5,700	5,312
Series 2021-2A, Class F, 3.66%, 12/15/2027 (a)	2,975	2,739
ZAXBY'S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051 (a)	6,744	5,906
Total Asset-Backed Securities (Cost $2,349,920)		2,245,760
Collateralized Mortgage Obligations — 10.1%
ACC, 0.00%, 9/15/2022 ‡	9,034	9,035
Acrc, 5.25%, 11/15/2026 ‡	35,000	33,906
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.22%, 5/25/2036 (i)	1,150	1,072
AG Mitt Frn, 0.00%, 9/15/2023 ‡	13,158	13,158
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	22	22
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	15	15
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	19	17
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	54	47
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	366	343
Series 2005-J14, Class A3, 5.50%, 12/25/2035	242	175
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	499	312
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (i)	8,000	7,721
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (i)	2,470	2,356
Series 2019-6, Class B3, 5.96%, 11/25/2059 ‡ (a) (i)	1,250	1,197
Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (i)	1,550	1,467
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (i)	1,000	938
Areit Frn, 0.00%, 8/17/2026 ‡	29,000	29,000
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (i)	1,000	906
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (i)	578	569
Banc of America Funding Trust Series 2007-5, Class 4A1, 1.38%, 7/25/2037 (i)	841	606
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 2.68%, 8/25/2034 (i)	92	92
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (g)	85	74
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 3.71%, 3/25/2029 ‡ (a) (i)	1,000	985
Series 2019-3A, Class B1, 3.51%, 7/25/2029 ‡ (a) (i)	1,000	974
Camden, 0.00%, 9/15/2031 ‡	3,918	3,918

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 3.76%, 5/25/2023 (a) (i)	840	832
Series 2018-GT1, Class B, 4.51%, 5/25/2023 ‡ (a) (i)	3,200	3,152
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	38	35
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	54	51
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 5.36%, 4/25/2031 ‡ (a) (i)	8,186	8,234
Series 2019-R01, Class 2B1, 5.36%, 7/25/2031 ‡ (a) (i)	4,606	4,597
Series 2019-R02, Class 1B1, 5.16%, 8/25/2031 ‡ (a) (i)	7,130	7,145
Series 2019-R04, Class 2B1, 6.26%, 6/25/2039 (a) (i)	4,813	4,843
Series 2019-R05, Class 1B1, 5.11%, 7/25/2039 ‡ (a) (i)	10,710	10,553
Series 2019-R06, Class 2B1, 4.76%, 9/25/2039 ‡ (a) (i)	31,974	30,246
Series 2019-R07, Class 1B1, 4.41%, 10/25/2039 ‡ (a) (i)	18,022	17,299
Series 2020-R02, Class 2B1, 4.01%, 1/25/2040 ‡ (a) (i)	2,834	2,541
Series 2020-R01, Class 1B1, 4.26%, 1/25/2040 ‡ (a) (i)	2,000	1,866
Series 2020-SBT1, Class 1B1, 7.76%, 2/25/2040 ‡ (a) (i)	2,300	2,116
Series 2021-R01, Class 1B1, 3.68%, 10/25/2041 ‡ (a) (i)	2,600	2,262
Series 2021-R03, Class 1B1, 3.33%, 12/25/2041 ‡ (a) (i)	6,000	5,130
Series 2022-R01, Class 1B1, 3.73%, 12/25/2041 ‡ (a) (i)	8,378	7,289
Series 2021-R03, Class 1B2, 6.08%, 12/25/2041 ‡ (a) (i)	3,000	2,505
Series 2022-R01, Class 1B2, 6.58%, 12/25/2041 ‡ (a) (i)	3,813	3,242
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 1.56%, 6/25/2035 (i)	199	144
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (g)	99	97
Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 4.31%, 4/25/2029 ‡ (a) (i)	6,240	6,192
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (i)	1,648	1,452
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 6.08%, 1/25/2034 (a) (i)	3,400	2,764
Series 2020-HQA3, Class B1, 6.76%, 7/25/2050 (a) (i)	10,000	10,464
Series 2020-DNA4, Class B1, 7.01%, 8/25/2050 (a) (i)	10,955	11,473
Series 2021-DNA1, Class B2, 5.33%, 1/25/2051 ‡ (a) (i)	6,400	5,057
FHLMC STACR Trust
Series 2019-DNA1, Class B2, 11.76%, 1/25/2049 (a) (i)	8,135	8,783
Series 2019-HQA2, Class M2, 3.06%, 4/25/2049 (a) (i)	1,453	1,447
Series 2019-HQA2, Class B2, 12.26%, 4/25/2049 (a) (i)	5,000	5,407
Series 2019-DNA4, Class B2, 7.26%, 10/25/2049 (a) (i)	5,000	4,793
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 11.76%, 3/25/2025 (i)	1,422	1,437
Series 2017-DNA2, Class B1, 6.16%, 10/25/2029 (i)	8,400	8,846
Series 2017-HQA2, Class B1, 5.76%, 12/25/2029 (i)	2,500	2,566
Series 2017-DNA3, Class B1, 5.46%, 3/25/2030 (i)	3,500	3,516
Series 2017-HQA3, Class B1, 5.46%, 4/25/2030 (i)	1,000	1,011
Series 2018-HQA1, Class M2, 3.31%, 9/25/2030 (i)	301	298
Series 2018-HQA1, Class B1, 5.36%, 9/25/2030 (i)	37,510	36,954
Series 2021-DNA2, Class M2, 2.88%, 8/25/2033 (a) (i)	3,400	3,319
Series 2021-DNA2, Class B2, 6.58%, 8/25/2033 (a) (i)	9,500	8,040

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	129
Series 4149, IO, 3.00%, 1/15/2033	350	33
Series 4160, IO, 3.00%, 1/15/2033	957	85
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,313	159
Series 2916, Class S, IF, IO, 6.38%, 1/15/2035 (i)	1,859	230
Series 3145, Class GI, IF, IO, 5.73%, 4/15/2036 (i)	1,828	213
Series 4116, Class LS, IF, IO, 5.33%, 10/15/2042 (i)	260	42
Series 4495, Class PI, IO, 4.00%, 9/15/2043	277	26
Series 4321, Class PI, IO, 4.50%, 1/15/2044	323	50
Series 4670, Class TI, IO, 4.50%, 1/15/2044	476	51
Series 4550, Class DI, IO, 4.00%, 3/15/2044	203	20
Series 4612, Class QI, IO, 3.50%, 5/15/2044	353	52
Series 4612, Class PI, IO, 3.50%, 6/15/2044	33	5
Series 4657, Class QI, IO, 4.00%, 9/15/2044	346	33
Series 4585, Class JI, IO, 4.00%, 5/15/2045	338	50
Series 4628, Class PI, IO, 4.00%, 7/15/2045	228	30
Series 4599, Class SA, IF, IO, 5.13%, 7/15/2046 (i)	220	34
Series 4681, Class SD, IF, IO, 5.28%, 5/15/2047 (i)	476	79
Series 4694, Class SA, IF, IO, 5.23%, 6/15/2047 (i)	776	132
Series 4689, Class SD, IF, IO, 5.28%, 6/15/2047 (i)	693	117
Series 4707, Class SA, IF, IO, 5.28%, 8/15/2047 (i)	709	114
Series 4714, Class SA, IF, IO, 5.28%, 8/15/2047 (i)	546	88
Series 4746, Class SC, IF, IO, 5.28%, 1/15/2048 (i)	8,465	1,399
Series 4910, Class PI, IO, 5.00%, 7/25/2049	2,216	469
Series 4919, Class SH, IF, IO, 4.99%, 9/25/2049 (i)	12,192	1,830
Series 4906, Class QS, IF, IO, 5.04%, 9/25/2049 (i)	15,046	2,566
Series 4925, Class SA, IF, IO, 5.04%, 10/25/2049 (i)	22,278	3,553
Series 4932, Class SA, IF, IO, 4.99%, 11/25/2049 (i)	18,607	2,146
Series 4937, Class MS, IF, IO, 5.04%, 12/25/2049 (i)	33,897	4,759
Series 4954, Class SY, IF, IO, 5.04%, 2/25/2050 (i)	21,387	2,947
Series 4983, Class SY, IF, IO, 5.09%, 5/25/2050 (i)	15,150	2,413
Series 4983, Class SA, IF, IO, 5.09%, 6/25/2050 (i)	13,031	1,931
Series 4995, Class SB, IF, IO, 5.09%, 7/25/2050 (i)	14,190	2,474
Series 5011, Class MI, IO, 3.00%, 9/25/2050	41,951	6,885
Series 5023, Class HI, IO, 3.00%, 10/25/2050	11,718	2,091
Series 5052, Class EI, IO, 3.00%, 12/25/2050	33,552	6,231
Series 5072, Class BI, IO, 3.00%, 2/25/2051	41,113	6,777
Series 5143, Class PI, IO, 2.50%, 5/25/2051	3,316	385
Series 5143, Class Z, 2.50%, 5/25/2051	1,483	1,282
Series 5148, Class PI, IO, 2.50%, 10/25/2051	9,595	1,055
Series 5148, Class PZ, 2.50%, 10/25/2051	6,085	5,291
Series 5151, Class KZ, 2.50%, 10/25/2051	4,522	4,091
Series 5154, Class QI, IO, 2.50%, 10/25/2051	13,055	1,575
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,162	8,749
Series 5149, Class ZB, 3.00%, 10/25/2051	1,728	1,553
Series 4839, Class WS, IF, IO, 5.23%, 8/15/2056 (i)	28,243	4,865

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	189	10
Series 342, Class S7, IF, IO, 5.24%, 2/15/2045 (i)	8,734	1,335
FMC GMSR Issuer Trust, 3.69%, 2/25/2024 (a)	29,500	29,500
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 6.01%, 7/25/2025 ‡ (i)	1,344	1,361
Series 2017-C01, Class 1M2, 4.56%, 7/25/2029 (i)	792	813
Series 2017-C01, Class 1B1, 6.76%, 7/25/2029 (i)	16,485	17,757
Series 2017-C02, Class 2B1, 6.51%, 9/25/2029 (i)	5,500	5,908
Series 2017-C03, Class 1B1, 5.86%, 10/25/2029 (i)	3,000	3,154
Series 2017-C05, Class 1B1, 4.61%, 1/25/2030 (i)	2,760	2,767
Series 2017-C06, Class 2B1, 5.46%, 2/25/2030 (i)	8,015	8,197
Series 2017-C07, Class 2M2, 3.51%, 5/25/2030 (i)	4,679	4,659
Series 2017-C07, Class 1B1, 5.01%, 5/25/2030 (i)	5,200	5,175
Series 2018-C01, Class 1B1, 4.56%, 7/25/2030 (i)	2,870	2,827
Series 2018-C04, Class 2B1, 5.51%, 12/25/2030 (i)	4,250	4,355
Series 2018-C05, Class 1B1, 5.26%, 1/25/2031 (i)	3,000	3,009
Series 2018-C06, Class 1B1, 4.76%, 3/25/2031 (i)	15,310	15,031
Series 2018-C06, Class 2B1, 5.11%, 3/25/2031 (i)	2,860	2,826
Series 2021-R02, Class 2B1, 3.88%, 11/25/2041 (a) (i)	4,983	4,460
Series 2021-R02, Class 2B2, 6.78%, 11/25/2041 (a) (i)	2,032	1,697
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	747	60
Series 2012-93, Class FS, IF, IO, 5.14%, 9/25/2032 (i)	2,535	288
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,003	218
Series 2003-76, Class SB, IF, IO, 6.04%, 8/25/2033 (i)	1,943	233
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	8,245	1,132
Series 2006-42, Class LI, IF, IO, 5.55%, 6/25/2036 (i)	1,503	209
Series 2011-79, Class SD, IF, IO, 4.89%, 8/25/2041 (i)	3,972	530
Series 2011-78, Class JS, IF, IO, 4.99%, 8/25/2041 (i)	2,038	219
Series 2012-133, Class HS, IF, IO, 5.14%, 12/25/2042 (i)	232	36
Series 2012-133, Class NS, IF, IO, 5.14%, 12/25/2042 (i)	1,009	147
Series 2012-148, Class US, IF, 6.12%, 1/25/2043 (i)	1,052	958
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	410	60
Series 2015-35, Class SA, IF, IO, 4.59%, 6/25/2045 (i)	9,428	970
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	372	66
Series 2016-56, Class ST, IF, IO, 4.99%, 8/25/2046 (i)	5,767	902
Series 2016-63, Class AS, IF, IO, 4.99%, 9/25/2046 (i)	116	18
Series 2016-75, Class SC, IF, IO, 5.09%, 10/25/2046 (i)	8,269	920
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	370	67
Series 2016-95, Class ES, IF, IO, 4.99%, 12/25/2046 (i)	1,841	293
Series 2017-13, Class AS, IF, IO, 5.04%, 2/25/2047 (i)	705	112
Series 2017-6, Class SB, IF, IO, 5.04%, 2/25/2047 (i)	121	18
Series 2017-16, Class SM, IF, IO, 5.04%, 3/25/2047 (i)	3,954	646
Series 2017-39, Class ST, IF, IO, 5.09%, 5/25/2047 (i)	1,536	266
Series 2017-70, Class SA, IF, IO, 5.14%, 9/25/2047 (i)	1,053	161
Series 2017-69, Class SH, IF, IO, 5.19%, 9/25/2047 (i)	836	139
Series 2017-90, Class SP, IF, IO, 5.14%, 11/25/2047 (i)	2,982	461

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-112, Class SC, IF, IO, 5.14%, 1/25/2048 (i)	3,633	580
Series 2018-16, Class SN, IF, IO, 5.24%, 3/25/2048 (i)	1,717	319
Series 2018-27, Class SE, IF, IO, 5.19%, 5/25/2048 (i)	3,307	586
Series 2018-67, Class SN, IF, IO, 5.19%, 9/25/2048 (i)	6,649	1,115
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	1,125	217
Series 2018-73, Class SC, IF, IO, 5.19%, 10/25/2048 (i)	4,187	614
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	2,074	409
Series 2019-37, Class CS, IF, IO, 5.04%, 7/25/2049 (i)	4,212	737
Series 2019-42, Class SK, IF, IO, 5.04%, 8/25/2049 (i)	7,721	1,168
Series 2019-62, Class SP, IF, IO, 5.04%, 11/25/2049 (i)	17,813	3,250
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	61,749	11,138
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	101,876	17,010
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	13,716	2,432
Series 2017-57, Class SA, IF, IO, 5.09%, 8/25/2057 (i)	885	178
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	135	8
Series 421, Class C3, IO, 4.00%, 7/25/2030	311	27
Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (i)	15,000	15,000
FTF, 8.00%, 8/15/2024	6,500	5,207
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 ‡ (a) (i)	10,871	10,117
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (a) (i)	3,000	2,702
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	36	35
GNMA
Series 2013-182, Class MS, IF, IO, 5.21%, 12/20/2043 (i)	9,576	1,477
Series 2015-110, Class MS, IF, IO, 4.78%, 8/20/2045 (i)	5,621	723
Series 2016-49, Class SB, IF, IO, 5.12%, 4/20/2046 (i)	3,716	464
Series 2016-83, Class SA, IF, IO, 5.17%, 6/20/2046 (i)	2,597	413
Series 2016-108, Class SN, IF, IO, 5.15%, 8/20/2046 (i)	13,168	2,100
Series 2016-108, Class SM, IF, IO, 5.17%, 8/20/2046 (i)	3,128	508
Series 2016-111, Class SA, IF, IO, 5.17%, 8/20/2046 (i)	4,940	753
Series 2016-120, Class NS, IF, IO, 5.17%, 9/20/2046 (i)	3,465	531
Series 2016-120, Class SA, IF, IO, 5.17%, 9/20/2046 (i)	15,791	2,161
Series 2016-146, Class NS, IF, IO, 5.17%, 10/20/2046 (i)	4,424	712
Series 2016-147, Class AS, IF, IO, 5.17%, 10/20/2046 (i)	5,758	915
Series 2017-36, Class SL, IF, IO, 5.33%, 3/16/2047 (i)	7,100	1,311
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	567	35
Series 2017-68, Class DS, IF, IO, 5.22%, 5/20/2047 (i)	11,858	1,647
Series 2017-68, Class SA, IF, IO, 5.22%, 5/20/2047 (i)	2,891	403
Series 2017-80, Class AS, IF, IO, 5.27%, 5/20/2047 (i)	2,864	407
Series 2017-85, Class SA, IF, IO, 5.22%, 6/20/2047 (i)	3,711	510
Series 2017-107, Class KS, IF, IO, 5.27%, 7/20/2047 (i)	5,225	711
Series 2017-120, Class ES, IF, IO, 5.27%, 8/20/2047 (i)	5,349	802
Series 2017-134, Class SB, IF, IO, 5.27%, 9/20/2047 (i)	3,580	446
Series 2017-134, Class SD, IF, IO, 5.27%, 9/20/2047 (i)	7,034	1,005
Series 2017-155, Class KS, IF, IO, 5.27%, 10/20/2047 (i)	4,442	598
Series 2017-161, Class DS, IF, IO, 5.32%, 10/20/2047 (i)	3,638	534
Series 2017-163, Class HS, IF, IO, 5.27%, 11/20/2047 (i)	8,125	1,109

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-180, Class SD, IF, IO, 5.27%, 12/20/2047 (i)	4,778	660
Series 2018-6, Class CS, IF, IO, 5.27%, 1/20/2048 (i)	3,972	563
Series 2018-36, Class SG, IF, IO, 5.27%, 3/20/2048 (i)	3,405	486
Series 2018-46, Class AS, IF, IO, 5.27%, 3/20/2048 (i)	13,134	1,887
Series 2018-63, Class BS, IF, IO, 5.27%, 4/20/2048 (i)	7,805	1,102
Series 2018-63, Class SB, IF, IO, 5.27%, 4/20/2048 (i)	3,641	499
Series 2018-65, Class DS, IF, IO, 5.27%, 5/20/2048 (i)	4,436	606
Series 2018-125, Class SU, IF, IO, 5.27%, 9/20/2048 (i)	13,138	1,721
Series 2018-147, Class SD, IF, IO, 5.22%, 10/20/2048 (i)	2,561	316
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	99	23
Series 2019-1, Class SG, IF, IO, 5.12%, 1/20/2049 (i)	10,076	1,265
Series 2019-49, Class SB, IF, IO, 4.61%, 4/20/2049 (i)	5,073	523
Series 2019-42, Class SJ, IF, IO, 5.12%, 4/20/2049 (i)	5,276	633
Series 2019-43, Class LS, IF, IO, 5.12%, 4/20/2049 (i)	2,800	343
Series 2019-65, Class ST, IF, IO, 5.12%, 5/20/2049 (i)	11,359	1,317
Series 2019-56, Class GS, IF, IO, 5.22%, 5/20/2049 (i)	4,994	589
Series 2019-71, Class SA, IF, IO, 5.22%, 6/20/2049 (i)	12,303	1,604
Series 2019-71, Class SK, IF, IO, 5.22%, 6/20/2049 (i)	8,971	1,127
Series 2019-85, Class CS, IF, IO, 5.17%, 7/20/2049 (i)	19,218	2,275
Series 2019-86, Class ST, IF, IO, 5.17%, 7/20/2049 (i)	5,709	540
Series 2019-89, Class KS, IF, IO, 5.17%, 7/20/2049 (i)	12,074	1,332
Series 2019-103, Class SC, IF, IO, 5.12%, 8/20/2049 (i)	17,825	2,194
Series 2019-99, Class SJ, IF, IO, 5.12%, 8/20/2049 (i)	8,162	1,021
Series 2019-97, Class GS, IF, IO, 5.17%, 8/20/2049 (i)	20,975	2,792
Series 2019-115, Class SA, IF, IO, 5.12%, 9/20/2049 (i)	8,540	1,208
Series 2019-115, Class US, IF, IO, 5.12%, 9/20/2049 (i)	13,029	1,840
Series 2019-119, Class SA, IF, IO, 5.12%, 9/20/2049 (i)	17,282	2,323
Series 2019-120, Class DS, IF, IO, 5.12%, 9/20/2049 (i)	10,210	1,444
Series 2019-115, Class SW, IF, IO, 5.17%, 9/20/2049 (i)	19,371	2,590
Series 2019-117, Class SA, IF, IO, 5.17%, 9/20/2049 (i)	15,211	2,132
Series 2019-132, Class SK, IF, IO, 5.12%, 10/20/2049 (i)	8,312	1,006
Series 2019-138, Class SW, IF, IO, 5.12%, 10/20/2049 (i)	2,476	334
Series 2019-158, Class SG, IF, IO, 5.12%, 12/20/2049 (i)	12,436	1,633
Series 2020-86, Class TS, IF, IO, 4.67%, 6/20/2050 (i)	13,315	1,784
Series 2020-101, Class SJ, IF, IO, 5.27%, 7/20/2050 (i)	46,206	7,146
Series 2021-42, Class SD, IF, IO, 5.37%, 11/20/2050 (i)	44,484	8,115
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	187,321	24,793
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	92,677	11,843
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	23,244	3,828
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	19,774	3,163
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	64,332	10,126
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	75,958	12,028
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,668	4,167
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,739	4,300
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,962	4,508
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	23,748	3,791
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (i)	1,589	41
Goodgreen Trust, 5.00%, 10/20/2051 ‡	212	194

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	165	51
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.18%, 9/25/2035 (i)	115	113
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 1.29%, 1/25/2047 (i)	7,128	6,844
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 6.08%, 10/25/2034 ‡ (a) (i)	12,500	12,194
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025 (a) (g)	6,774	6,712
Hunt Companies Finance Trust, Inc., 7.25%, 2/13/2025	7,000	7,000
Impac CMB Trust Series 2005-1, Class 1A2, 1.63%, 4/25/2035 (i)	190	181
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.69%, 9/25/2037 (i)	13,457	10,740
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (g)	1,650	1,578
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	37	36
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,592	6,809
LHOME Mortgage Trust Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (g)	4,250	4,115
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡ (i)	43	30
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	30	26
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.14%, 8/25/2033 (i)	41	39
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (g)	3,490	3,483
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (i)	14,000	13,378
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (i)	11,063	224
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (i)	26,014	934
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (i)	3,042	2,626
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	15,825	15,825
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.91%, 2/27/2024 (a) (i)	11,303	11,107
PNMAC GMSR ISSUER TRUST
Series 2018-GT1, Class A, 3.86%, 2/25/2023 (a) (i)	4,655	4,627
Series 2018-GT2, Class A, 3.66%, 8/25/2025 (a) (i)	4,320	4,265
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 ‡ (a) (g)	7,000	6,752
Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (i)	5,000	4,696
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (g)	27,486	25,862
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (g)	2,749	2,549
Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (g)	11,837	10,841
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (i)	5,500	5,088
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (g)	5,000	4,719
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	61	60
Repo Buyer Series 2019-PC, Zero Coupon, 5/14/2022	3,999	3,999
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	6,885	6,640
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (g)	19,626	19,138
SART
5.64%, 2/15/2024 ‡	1,001	1,012
Series 2017-1, 4.75%, 7/15/2024	157	157
SART CRR
Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	2,003
5.01%, 4/15/2026 ‡	1,526	1,532
4.60%, 7/15/2026 ‡	1,888	1,880
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class AIO, IO, 0.00%, 7/25/2056 (i)	20,358	12
Series 2021-2, Class BXS, 8.64%, 11/25/2060 ‡ (a) (i)	4,998	3,962

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	12,679
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	394	394
STACR Trust
Series 2018-HRP1, Class B1, 4.76%, 4/25/2043 ‡ (a) (i)	5,230	5,156
Series 2018-HRP2, Class M3, 3.41%, 2/25/2047 (a) (i)	13,859	13,625
Series 2018-HRP2, Class B1, 5.21%, 2/25/2047 ‡ (a) (i)	2,825	2,722
Series 2018-DNA3, Class B1, 4.91%, 9/25/2048 ‡ (a) (i)	2,300	2,221
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 3.35%, 10/25/2037 (i)	2,022	1,935
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 1.86%, 5/25/2047 (i)	13,736	11,698
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (g)	3,246	3,152
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	29,023
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (g)	5,500	5,283
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (i)	7,606	7,265
Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (i)	2,200	2,184
Series 2020-1, Class M1, 3.02%, 1/25/2060 ‡ (a) (i)	1,990	1,950
Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (i)	152	149
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (g)	1,065	1,064
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (i)	820	718
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	12,000	11,700
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	68	67
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.74%, 8/25/2033 (i)	102	101
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	55	54
Series 2005-AR7, Class A3, 2.56%, 8/25/2035 (i)	64	61
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 1.17%, 10/25/2046 (i)	2,331	2,011
Total Collateralized Mortgage Obligations (Cost $1,192,891)		1,111,898
Mortgage-Backed Securities — 9.9%
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 5/25/2052 (j)	494,380	455,244
TBA, 4.50%, 5/25/2052 (j)	209,000	212,911
TBA, 4.50%, 6/25/2052 (j)	209,000	212,625
GNMA II, 30 Year
Pool # BF2605 5.50%, 5/20/2048	341	364
Pool # BJ9839 4.38%, 4/20/2049	130	134
GNMA II, Single Family, 30 Year TBA, 4.50%, 6/15/2052 (j)	209,000	213,604
Total Mortgage-Backed Securities (Cost $1,082,914)		1,094,882
Foreign Government Securities — 3.7%
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	1,953	1,802
6.00%, 2/22/2033 (e)	8,400	7,751
7.45%, 4/30/2044 (e)	1,000	957
6.40%, 6/5/2049 (e)	1,600	1,354
5.88%, 1/30/2060 (a)	13,650	10,611

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
5.88%, 1/30/2060 (e)	13,200	10,261
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/2024 (e)	3,129	1,933
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	5,400	4,576
6.13%, 9/28/2028 (a)	7,847	6,385
7.14%, 2/23/2030 (e)	21,500	17,630
7.38%, 9/28/2033 (a)	4,405	3,442
7.70%, 2/23/2038 (e)	5,700	4,239
7.63%, 11/28/2047 (e)	4,800	3,444
8.25%, 9/28/2051 (a)	4,263	3,165
Gabonese Republic, 7.00%, 11/24/2031 (a)	7,600	6,403
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (e)	5,600	4,957
7.38%, 10/10/2047 (e)	9,100	7,700
Islamic Republic of Pakistan
8.25%, 9/30/2025 (e)	3,100	2,351
6.00%, 4/8/2026 (a)	19,530	14,454
7.38%, 4/8/2031 (a)	8,513	5,726
Kingdom of Bahrain
7.00%, 10/12/2028 (e)	1,900	1,976
6.75%, 9/20/2029 (e)	1,700	1,716
5.45%, 9/16/2032 (a)	9,389	8,546
Republic of Angola
9.50%, 11/12/2025 (e)	700	729
8.25%, 5/9/2028 (e)	1,900	1,829
8.00%, 11/26/2029 (e)	8,100	7,553
8.00%, 11/26/2029 (a)	5,720	5,334
8.75%, 4/14/2032 (a)	5,266	4,990
9.13%, 11/26/2049 (e)	6,700	5,864
Republic of Armenia
3.60%, 2/2/2031 (e)	1,200	878
3.60%, 2/2/2031 (a)	6,100	4,466
Republic of Costa Rica
4.38%, 4/30/2025 (e)	2,100	2,062
6.13%, 2/19/2031 (e)	17,500	17,017
5.63%, 4/30/2043 (e)	1,200	971
7.00%, 4/4/2044 (e)	1,000	920
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	16,537	15,982
5.75%, 12/31/2032 (e) (g)	2,012	1,883
6.13%, 6/15/2033 (e)	18,200	16,201
Republic of Ecuador, 5.00%, 7/31/2030 (e) (g)	8,000	6,619
Republic of El Salvador
6.38%, 1/18/2027 (e)	500	196
8.63%, 2/28/2029 (e)	7,700	3,026
7.63%, 2/1/2041 (e)	4,400	1,707
7.12%, 1/20/2050 (e)	10,900	4,188

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Ghana
6.38%, 2/11/2027 (e)	10,700	6,500
7.88%, 2/11/2035 (a)	7,220	3,726
8.88%, 5/7/2042 (e)	1,100	569
8.95%, 3/26/2051 (e)	2,000	1,024
8.75%, 3/11/2061 (e)	8,000	3,997
8.75%, 3/11/2061 (a)	3,300	1,649
Republic of Guatemala, 4.65%, 10/7/2041 (a)	3,400	2,748
Republic of Iraq
6.75%, 3/9/2023 (e)	8,400	8,352
5.80%, 1/15/2028 (e)	11,550	10,964
Republic of Kenya
7.00%, 5/22/2027 (e)	1,600	1,420
7.25%, 2/28/2028 (e)	10,900	9,537
8.00%, 5/22/2032 (e)	10,600	9,169
6.30%, 1/23/2034 (a)	6,093	4,722
6.30%, 1/23/2034 (e)	700	543
8.25%, 2/28/2048 (e)	6,600	5,131
Republic of Namibia, 5.25%, 10/29/2025 (e)	4,900	4,612
Republic of Paraguay
6.10%, 8/11/2044 (e)	12,075	11,526
5.40%, 3/30/2050 (a)	3,970	3,388
Republic of Rwanda, 5.50%, 8/9/2031 (a)	9,000	7,491
Republic of Senegal
6.25%, 5/23/2033 (e)	11,000	9,542
6.75%, 3/13/2048 (e)	18,800	14,485
Republic of South Africa
5.00%, 10/12/2046	5,100	3,834
5.75%, 9/30/2049	8,406	6,767
Republic of Turkey, 4.88%, 4/16/2043	5,000	3,232
State of Mongolia, 4.45%, 7/7/2031 (a)	7,800	6,436
Sultanate of Oman Government Bond
5.38%, 3/8/2027 (e)	6,500	6,500
6.25%, 1/25/2031 (e)	900	925
6.25%, 1/25/2031 (a)	6,559	6,739
7.38%, 10/28/2032 (a)	7,291	8,020
6.50%, 3/8/2047 (e)	600	545
6.75%, 1/17/2048 (e)	5,400	5,022
Tunisian Republic, 5.75%, 1/30/2025 (e)	6,350	3,756
Ukraine Government Bond
7.75%, 9/1/2027 (e)	3,000	1,166
9.75%, 11/1/2028 (e)	6,700	2,630
6.88%, 5/21/2029 (e)	2,100	761
Total Foreign Government Securities (Cost $524,652)		411,222
Loan Assignments — 0.5% (f) (k)
Aerospace & Defense — 0.0% ^
MacDonald Dettwiler and Associates Ltd., Term Loan B (1 Week LIBOR + 2.75%), 3.81%, 10/4/2024	4	3

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/10/2028	3,502	3,302
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 1/31/2028	1,980	1,790
		5,092
Beverages — 0.0% ^
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028	1,985	1,829
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 6/1/2024	254	248
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 3/31/2027	2,426	2,320
		2,568
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024	1,477	1,418
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027	3,249	3,076
		4,494
Diversified Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡	507	508
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 6/30/2028	2,481	2,435
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	315	274
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 4/1/2024 ‡	2,371	2,062
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 10/1/2024	93	61
		2,397
Health Care Equipment & Supplies — 0.0% ^
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/23/2028	3,098	2,986
Health Care Providers & Services — 0.1%
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 11/15/2028	3,200	3,090
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (h)	45	5
Life Sciences Tools & Services — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 11/8/2027	1,377	1,340
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month 3.50% + ICE LIBOR USD 3 Month 3.50%), 4.52%, 10/8/2027	1,953	1,876
Media — 0.0% ^
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 8/2/2027	2,865	2,767
Personal Products — 0.1%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026	7,935	7,595
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 2.55%, 8/1/2027	2,108	2,044
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (l)	12	12

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 3/3/2028	2,970	2,824
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.56%, 12/22/2025	4,944	4,323
		7,159
Total Loan Assignments (Cost $50,558)		48,188
	SHARES (000)
Common Stocks — 0.3%
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	20	511
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	45	45
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	9
iHeartMedia, Inc., Class A *	2	28
		37
Oil, Gas & Consumable Fuels — 0.2%
Battalion Oil Corp. *	—	2
Chesapeake Energy Corp.	5	502
EP Energy Corp. *	11	84
Gulfport Energy Corp. *	108	10,422
Oasis Petroleum, Inc.	77	12,203
		23,213
Professional Services — 0.0% ^
NMG, Inc. *	—	1
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	3
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	4,339
Total Common Stocks (Cost $15,195)		28,149
Preferred Stocks — 0.1%
Electric Utilities — 0.1%
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)	240	4,946
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	4,408
		9,354
Insurance — 0.0% ^
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value)	97	2,265
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	15
Total Preferred Stocks (Cost $12,914)		11,634

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	1	7
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	—	14
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 26.00 USD *	16	1,230
expiring 2/9/2026, price 30.00 USD *	17	1,285
expiring 2/9/2026, price 34.00 USD *	10	679
		3,194
Total Warrants (Cost $—)		3,215
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (PIK), 5/31/2022 ‡(Cost $258)	—	1,880
Municipal Bonds — 0.0% (m) ^
California — 0.0% ^
Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100	138
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	278
Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255	317
University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140	161
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100	95
Total California		989
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	175
Illinois — 0.0% ^
Illinois Finance Authority Series 2013A, Rev., 4.00%, 4/1/2023 (n)	25	25
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank Series B-2, Rev., 6.12%, 1/15/2040	240	273
New Jersey — 0.0% ^
New Jersey Transportation Trust Fund Authority Series 2012A, Rev., 5.00%, 6/15/2022	25	25
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series B, Rev., 6.72%, 1/1/2049	131	176
Total Municipal Bonds (Cost $1,730)		1,663
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	31	—

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (o) (p) (Cost $266,672)	266,591	266,671
Total Investments — 108.7% (Cost $12,952,810)		12,020,882
Liabilities in Excess of Other Assets — (8.7)%		(959,476)
NET ASSETS — 100.0%		11,061,406

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CD	Certificate of Deposit
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(h)	Defaulted security.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Security is prerefunded or escrowed to maturity.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2022.
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA
2.50, June 25, 2052(a)	(494,380)	(455,023)
4.50, June 25, 2052(a)	(209,000)	(212,756)
2.50, May 25, 2052(a)	(494,380)	(455,321)
4.50, May 25, 2052(a)	(209,000)	(212,976)
4.50, July 25, 2052(a)	(209,000)	(212,192)
(Proceeds received of $1,544,051)		(1,548,268)

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	234	09/21/2022	USD	27,941	(112)
U.S. Treasury 10 Year Ultra Note	3,500	09/21/2022	USD	449,367	(4,164)
U.S. Treasury Long Bond	36	09/21/2022	USD	5,017	(27)
U.S. Treasury Ultra Bond	76	09/21/2022	USD	11,813	(220)
U.S. Treasury 2 Year Note	2,522	09/30/2022	USD	532,359	17
U.S. Treasury 5 Year Note	19,114	09/30/2022	USD	2,158,837	6,384
					1,878

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(9,846)	09/30/2022	USD	(2,078,352)	1,029
U.S. Treasury 10 Year Note	(5,811)	09/21/2022	USD	(665,929)	4,695
U.S. Treasury Long Bond	(2)	09/21/2022	USD	(279)	4
U.S. Treasury Ultra Bond	(82)	09/21/2022	USD	(12,746)	41
					5,769
					7,647

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	7.78	USD 12,500	(1,861)	185	(1,676)
Markit CMBX North American BBB- 11CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	5.84	USD 5,000	(272)	(331)	(603)
Markit CMBX North American BBB- 11CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	5.84	USD 12,500	(648)	(860)	(1,508)
Markit CMBX North American BBB- 11CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	5.84	USD 10,000	(461)	(745)	(1,206)
Markit CMBX North American BBB- 11CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	5.84	USD 20,000	(779)	(1,634)	(2,413)
Markit CMBX North American BBB- 11CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	5.84	USD 15,000	(518)	(1,292)	(1,810)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	5.82	USD 12,500	(1,065)	(629)	(1,694)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	5.82	USD 20,000	(913)	(1,798)	(2,711)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.82	USD 5,000	(55)	(623)	(678)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.82	USD 7,500	(39)	(977)	(1,016)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.82	USD 5,000	(169)	(509)	(678)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.82	USD 5,000	(242)	(436)	(678)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 5,000	(240)	(438)	(678)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 2,500	(120)	(219)	(339)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 12,500	(362)	(1,332)	(1,694)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 12,500	(135)	(1,559)	(1,694)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 5,500	(63)	(682)	(745)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 8,017	(92)	(994)	(1,086)
Markit CMBX North American BBB- 12CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.82	USD 12,500	(57)	(1,637)	(1,694)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	7.78	USD 2,500	(284)	(51)	(335)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	7.78	USD 10,000	(945)	(396)	(1,341)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	7.78	USD 8,000	(637)	(436)	(1,073)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	09/17/2058	7.78	USD 5,000	(566)	(104)	(670)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	7.78	USD 12,500	(1,323)	(353)	(1,676)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	7.78	USD 7,500	(850)	(156)	(1,006)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	7.78	USD 12,500	(1,366)	(310)	(1,676)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	7.78	USD 7,500	(854)	(152)	(1,006)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Markit CMBX North American BBB- 9CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	7.78	USD 5,000	(492)	(178)	(670)
							(15,408)	(18,646)	(34,054)

(**)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 89,114	4,793	(2,464)	2,329
CDX.NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 184,010	9,916	(5,106)	4,810
						14,709	(7,570)	7,139
						—	0	—
						14,709	(7,570)	7,139

(**)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of May 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS RECEIPTS ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(15,408)	(34,054)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,244,788	$1,000,972	$2,245,760
Collateralized Mortgage Obligations	—	805,859	306,039	1,111,898
Commercial Mortgage-Backed Securities	—	2,095,813	1,079,961	3,175,774
Common Stocks
Diversified Telecommunication Services	511	—	—	511
Food & Staples Retailing	—	—	45	45
Media	37	—	—	37
Oil, Gas & Consumable Fuels	23,129	84	—	23,213
Professional Services	—	1	—	1
Specialty Retail	—	—	3	3
Wireless Telecommunication Services	—	—	4,339	4,339
Total Common Stocks	23,677	85	4,387	28,149
Convertible Bonds	—	—	1,880	1,880
Corporate Bonds
Aerospace & Defense	—	33,086	—	33,086
Airlines	—	20,855	—	20,855
Auto Components	—	95,641	—	95,641
Automobiles	—	825	—	825
Banks	—	203,894	—	203,894
Beverages	—	7,042	—	7,042
Biotechnology	—	6,411	—	6,411
Building Products	—	33,904	—	33,904
Capital Markets	—	69,079	—	69,079
Chemicals	—	116,263	—	116,263
Commercial Services & Supplies	—	108,909	—	108,909
Communications Equipment	—	39,841	—	39,841
Construction & Engineering	—	31,683	—	31,683
Construction Materials	—	9,471	—	9,471
Consumer Finance	—	81,612	—	81,612
Containers & Packaging	—	95,909	—	95,909
Diversified Consumer Services	—	11,602	—	11,602
Diversified Telecommunication Services	—	300,535	2	300,537
Electric Utilities	—	70,460	—	70,460
Electrical Equipment	—	10,580	—	10,580
Electronic Equipment, Instruments & Components	—	24,210	—	24,210
Energy Equipment & Services	—	18,638	—	18,638
Entertainment	—	52,378	—	52,378
Equity Real Estate Investment Trusts (REITs)	—	64,712	—	64,712
Food & Staples Retailing	—	57,230	—	57,230
Food Products	—	37,370	—	37,370
Gas Utilities	—	7,721	—	7,721
Health Care Equipment & Supplies	—	41,111	—	41,111
Health Care Providers & Services	—	226,270	—	226,270
Health Care Technology	—	15,851	—	15,851
Hotels, Restaurants & Leisure	—	158,007	—	158,007

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Household Durables	$—	$18,495	$—	$18,495
Household Products	—	44,065	—	44,065
Independent Power and Renewable Electricity Producers	—	12,795	—	12,795
Insurance	—	561	—	561
Internet & Direct Marketing Retail	—	7,231	—	7,231
IT Services	—	26,518	—	26,518
Leisure Products	—	16,135	—	16,135
Machinery	—	13,236	—	13,236
Marine	—	6,087	—	6,087
Media	—	342,628	—	342,628
Metals & Mining	—	77,943	—	77,943
Mortgage Real Estate Investment Trusts (REITs)	—	65,753	—	65,753
Multiline Retail	—	12,648	—	12,648
Multi-Utilities	—	7,895	—	7,895
Oil, Gas & Consumable Fuels	—	383,311	—	383,311
Paper & Forest Products	—	3,121	—	3,121
Personal Products	—	23,775	—	23,775
Pharmaceuticals	—	128,391	—	128,391
Road & Rail	—	43,155	—	43,155
Semiconductors & Semiconductor Equipment	—	25,451	—	25,451
Software	—	54,003	—	54,003
Specialty Retail	—	86,153	—	86,153
Technology Hardware, Storage & Peripherals	—	4,514	—	4,514
Thrifts & Mortgage Finance	—	10,620	—	10,620
Tobacco	—	3,008	—	3,008
Trading Companies & Distributors	—	56,924	—	56,924
Transportation Infrastructure	—	5,650	—	5,650
Wireless Telecommunication Services	—	88,778	—	88,778
Total Corporate Bonds	—	3,619,944	2	3,619,946
Foreign Government Securities	—	411,222	—	411,222
Loan Assignments
Aerospace & Defense	—	3	—	3
Auto Components	—	5,092	—	5,092
Beverages	—	1,829	—	1,829
Chemicals	—	2,568	—	2,568
Containers & Packaging	—	4,494	—	4,494
Diversified Financial Services	—	—	508	508
Electronic Equipment, Instruments & Components	—	2,435	—	2,435
Food & Staples Retailing	—	335	2,062	2,397
Health Care Equipment & Supplies	—	2,986	—	2,986
Health Care Providers & Services	—	3,090	—	3,090
Leisure Products	—	—	5	5
Life Sciences Tools & Services	—	1,340	—	1,340
Machinery	—	1,876	—	1,876
Media	—	2,767	—	2,767
Personal Products	—	7,595	—	7,595
Pharmaceuticals	—	2,044	—	2,044

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$7,159	$—	$7,159
Total Loan Assignments	—	45,613	2,575	48,188
Mortgage-Backed Securities	—	1,094,882	—	1,094,882
Municipal Bonds	—	1,663	—	1,663
Preferred Stocks
Electric Utilities	9,354	—	—	9,354
Insurance	2,265	—	—	2,265
Internet & Direct Marketing Retail	—	—	15	15
Preferred Stocks	11,619	—	15	11,634
Rights	—	—	—(a)	—(a)
Warrants
Diversified Telecommunication Services	—	—	7	7
Media	—	—	14	14
Oil, Gas & Consumable Fuels	3,194	—	—	3,194
Total Warrants	3,194	—	21	3,215
Short-Term Investments
Investment Companies	266,671	—	—	266,671
Total Investments in Securities	$305,161	$9,319,869	$2,395,852	$12,020,882
Liabilities
TBA Short Commitment	$—	$(1,548,268)	$—	$(1,548,268)
Total Liabilities for Securities Sold Short	$—	$(1,548,268)	$—	$(1,548,268)
Appreciation in Other Financial Instruments
Futures Contracts	$12,170	$—	$—	$12,170
Swaps	—	185	—	185
Depreciation in Other Financial Instruments
Futures Contracts	(4,523)	—	—	(4,523)
Swaps	—	(26,401)	—	(26,401)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$7,647	$(26,216)	$—	$(18,569)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$886,488	$(37)	$(33,249)	$(7,094)	$113,805	$(60,612)	$114,337	$(12,666)	$1,000,972
Collateralized Mortgage Obligations	295,028	15	(10,329)	(29)	30,559	(58,289)	66,370	(17,286)	306,039
Commercial Mortgage-Backed Securities	1,113,416	(4,982)	(73,928)	1,282	5,831	(25,919)	86,868	(22,607)	1,079,961
Common Stocks	5,112	—	(724)	—	—	—	—	(1)	4,387
Convertible Bond	1,340	—	540	—	—	—	—	—	1,880

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Corporate Bonds	$2	$—	$(154)	$—	$155	$(156)	$—	$155	$2
Loan Assignments	2,880	—	(300)	14	41	(58)	—	(2)	2,575
Preferred Stocks	26	—	(11)	—	—	—	—	—	15
Rights	—(a)	—	—	—	—	—	—	—	—(a)
Warrants	13	—	8	—	—	—	—	—	21
Total	$2,377,426	$(5,004)	$(118,147)	$(5,827)	$150,391	$(145,034)	$267,575	$(125,528)	$2,395,852

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(118,120).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$646,215	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.76%)
			Constant Default Rate	0.00% - 4.14% (0.04%)
			Yield (Discount Rate of Cash Flows)	2.64% - 11.46% (6.72%)

Asset-Backed Securities	646,215
	187,455	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.49%)
			Constant Default Rate	0.00% - 1.42% (0.04%)
			Yield (Discount Rate of Cash Flows)	3.70% - 11.15% (6.35%)

Collateralized Mortgage Obligations	187,455
	962,951	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.95%)
			Constant Default Rate	0.00% - 5.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	3.67% - 52.38% (7.67%)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Commercial Mortgage-Backed Securities	962,951
	1,880	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,880
	513	Terms of Exchange Offer	Expected Recovery	10.90% - 100.00% (99.15%)

Loan Assignments	513
	- (b)	Terms of Restructuring	Expected Recovery	0.01 ($0.01)

Rights	- (b)
Total	$1,799,014

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $596,838. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$180,356	$1,533,671	$1,447,362	$6	$—(c)	$266,671	266,591	$119	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.